As filed with the U.S. Securities and Exchange Commission on February 13, 2015

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 75

(Check appropriate box or boxes)

Legg Mason Partners Variable Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Variable Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on May 1, 2015 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to QS Legg Mason Variable Lifestyle Allocation 50%, QS Legg Mason Variable Lifestyle Allocation 70% and QS Legg Mason Variable Lifestyle Allocation 85%.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, February 13, 2015

Prospectus     May 1, 2015

Ticker Symbol: QLMLFX

QS LEGG MASON

VARIABLE CONSERVATIVE GROWTH

Shares of the portfolio are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectus for those contracts and information for those plans.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The portfolio seeks balance of growth of capital and income.

Fees and expenses of the portfolio

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio through a separate account or qualified plan is presented in the contract prospectus through which the portfolio’s shares are offered to you or in the information provided by your plan.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual portfolio operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	None
Distribution and/or service (12b-1) fees	None
Other expenses	0.10
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.71
Total annual portfolio operating expenses[1]	0.81

[1]

Total annual portfolio operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights table in the Prospectus and in the portfolio’s shareholder reports because the ratios in the financial highlights table reflect the portfolio’s operating expenses and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

–	You invest $10,000 in the portfolio for the time periods indicated

–	Your investment has a 5% return each year and the portfolio’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

–	The expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
With or without redemption at end of period	83	259	450	1,003

Portfolio turnover. The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

2	QS Legg Mason Variable Conservative Growth

Principal investment strategies

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the portfolio.

Affiliated funds risk. The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. It is possible that a conflict of interest among the portfolio and the underlying funds could affect how the portfolio’s manager and subadviser fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the portfolio’s Board of Trustees believes the portfolio has been structured to mitigate these concerns.

Allocation risk. The portfolio’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may

QS Legg Mason Variable Conservative Growth	3

Principal risks cont’d

be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The portfolio is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Investing in a fund of funds risk. Your cost of investing in the portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the portfolio’s approval, which could force the portfolio to withdraw its investment from such underlying fund at a time that is unfavorable to the portfolio. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

4	QS Legg Mason Variable Conservative Growth

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

QS Legg Mason Variable Conservative Growth	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the portfolio. The bar chart shows changes in the portfolio’s performance from year to year. The table shows the average annual total returns of the portfolio and also compares the portfolio’s performance with the average annual total returns of an index or other benchmark. The portfolio also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes, consisting of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI Europe, Australasia, Far East Index, 43% Barclays U.S. Aggregate Index (an index of fixed income securities) and 7% Barclays U.S. High Yield—2% Issuer Cap Index (an index of fixed income securities). The portfolio makes updated performance information available by calling the portfolio at 1-877-721-1926 and provides its current net asset value at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the portfolio).

The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the portfolio are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Best Quarter (                ):             Worst Quarter (                ): (        )

Average annual total returns (%)
(for periods ended December 31, 2014)

	1 year	5 years	10 years
QS Legg Mason Variable Conservative Growth	[ ]	[ ]	[ ]
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Prior to May 1, 2015, the portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 50%.

6	QS Legg Mason Variable Conservative Growth

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

Portfolio managers: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the portfolio since 2012. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the portfolio since May 30, 2014.

Purchase and sale of portfolio shares

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s net asset value determined after receipt of a request in good order.

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company, pension plan or retirement plan may impose investment minimums.

Tax information

Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the contracts.

Payments to broker/dealers and other financial intermediaries

The portfolio’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of portfolio shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the portfolio over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Legg Mason Variable Conservative Growth	7

More on the portfolio’s investment strategies, investments and risks

The portfolio seeks balance of growth of capital and income.

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the portfolio, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the portfolio purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The portfolio invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The portfolio’s investment strategies may be changed without shareholder approval. The portfolio’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

More on the investments of the underlying funds

By owning shares of underlying funds, the portfolio invests indirectly, in varying degrees, in equity and fixed income securities of U.S. and non-U.S. issuers. The following summarizes the principal types of securities and instruments in which the underlying funds may invest and techniques they may pursue in seeking to achieve their investment objectives.

Equity investments

Subject to its particular investment policies, an underlying fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

Fixed income investments

Subject to its particular investment policies, an underlying fund may invest in all types of fixed income securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

Foreign investments

Certain underlying funds may invest in the securities of foreign issuers, including emerging market issuers, either directly or through depositary receipts.

Sovereign debt

Certain underlying funds may invest in sovereign debt, including emerging market sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and issued by supranational entities such as the World Bank or the European Union.

8	QS Legg Mason Variable Conservative Growth

Equity-linked notes (ELNs)

ELNs are securities that are valued based upon the performance of one or more equity securities traded in a foreign market, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where the fund may not have established local access to that market.

High yield, lower quality securities

Certain underlying funds may invest in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk bonds.”

Exchange-traded funds

Certain underlying funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds (“ETFs”). Typically, an ETF seeks to track the performance of an index, such as the S&P 500 Index or the NASDAQ-100 Index, by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives the fund exposure to the securities comprising the index on which the ETF is based and the fund will gain or lose value depending on the performance of the index.

Exchange-traded notes (ETNs)

Certain underlying funds may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. At maturity of the ETN, the issuer pays a return linked to the performance of a market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee. Unlike regular bonds, ETNs have no periodic interest payments and principal is not protected. The price of ETNs in the secondary market is determined by supply and demand, the current performance of the index underlying the ETN and the credit rating of the ETN issuer.

Mortgage-backed and asset-backed securities

Certain underlying funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Inflation-indexed securities

Certain underlying funds may invest in inflation-indexed securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Inflation-indexed securities in which the underlying funds invest may be issued in any country.

Repurchase agreements

The underlying funds may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. An underlying fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement are monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Reverse repurchase agreements and other borrowings

Certain underlying funds may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, an underlying fund sells securities to a counterparty, in return for cash, and the underlying fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the underlying fund for the money borrowed.

Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. An underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the underlying fund’s shares.

QS Legg Mason Variable Conservative Growth	9

More on the portfolio’s investment strategies, investments and risks cont’d

Cash management

The underlying funds may hold cash pending investment, and may invest in money market instruments for cash management purposes. The amount of assets an underlying fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Defensive investing

The portfolio and the underlying funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although the subadviser and the advisers of the underlying funds have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Derivatives and hedging techniques

The underlying funds may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps. Derivatives may be used by the underlying funds for any of the following purposes:

–	As a hedging technique in an attempt to manage risk in the underlying fund’s portfolio

–	As a substitute for buying or selling securities

–	For certain underlying funds, as a means of enhancing returns

–	As a cash flow management technique

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indexes or currencies. When an underlying fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the underlying fund’s exposure to loss. The underlying fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the underlying fund’s derivative exposure. If such segregated assets represent a large portion of the underlying fund’s portfolio, portfolio management may be affected as covered positions may have to be reduced if it becomes necessary for the underlying fund to reduce the amount of segregated assets in order to meet redemptions or other obligations.

Should an underlying fund invest in derivatives, the underlying fund will, in determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, take into account the market value of the underlying fund’s derivative positions that are intended to reduce or create exposure to the applicable category of investments.

Certain underlying funds may from time to time sell protection on debt securities by entering into credit default swaps. In these transactions, the fund is generally required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default on or downgrade of the debt security and/or a similar credit event. In return, the fund receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, the fund keeps the stream of payments and has no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to loss on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Certain underlying funds may buy credit default swaps to hedge against the risk of default of debt securities held in its portfolio or for other reasons. As the buyer of a credit default swap, the fund would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified event.

Commodity-linked instruments

Certain underlying funds may invest in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships (“MLPs”), structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

10	QS Legg Mason Variable Conservative Growth

Real estate investment trusts (REITs)

Certain underlying funds may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Master limited partnerships (MLPs)

Certain underlying funds may invest in master limited partnerships. MLPs generally engage in natural resources based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources.

Structured notes

Certain underlying funds may invest in structured notes. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Short sales

Certain underlying funds may sell securities short. A short sale is a transaction in which a fund sells securities it does not own in anticipation of a decline in the market price of the securities.

Securities lending

Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements in order to earn income. The loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned.

Portfolio turnover

Certain underlying funds may engage in rapid and frequent trading of their portfolio securities.

Portfolio rebalancing

Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund. The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds.

Other investments

The portfolio reserves the right in certain circumstances to invest directly in the types of investments held by the underlying funds, including equity securities and fixed income securities. These investments may include securities of non-U.S. issuers.

The portfolio may also enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund when it invests in these instruments.

The portfolio may also use other strategies and invest (through the underlying funds) in other investments that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this Prospectus or in the SAI.

Selection process

The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the

QS Legg Mason Variable Conservative Growth	11

More on the portfolio’s investment strategies, investments and risks cont’d underlying funds. The portfolio managers may allocate the portfolio’s assets to underlying Legg Mason-affiliated funds that have a limited performance history. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Risks of investments in the underlying funds

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. For example, borrowing may exaggerate changes in the net asset value of the underlying fund’s shares and in the return on the underlying fund’s securities holdings. The underlying fund may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be an expense of the underlying fund and will reduce the value of its shares.

Cash management and defensive investing risk. The value of the investments held by the underlying funds for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If an underlying fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If an underlying fund holds cash uninvested, the underlying fund will not earn income on the cash. If a significant amount of an underlying fund’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

Commodities risk. An underlying fund’s investment in commodity-linked instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentration risk. To the extent an underlying fund’s investments are concentrated, the fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying fund strategies. A downturn in any category in which an underlying fund may be concentrated would have a larger negative impact on the underlying fund than on a fund that does not concentrate its investments.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Counterparty risk. An underlying fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to an underlying fund. In the event of a counterparty default, the underlying fund could experience significant losses.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by an underlying fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If an underlying fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, an underlying fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which an underlying fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for an underlying fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk bonds”).

An underlying fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

12	QS Legg Mason Variable Conservative Growth

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Derivatives involve special risks and costs and may result in losses to an underlying fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase fund volatility, which is the degree to which an underlying fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. An underlying fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. An underlying fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. An underlying fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Investments by an underlying fund in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the underlying fund. Swap agreements tend to shift the underlying fund’s investment exposure from one type of investment to another. For example, the underlying fund may enter into interest rate swaps, which involve the exchange of interest payments by the underlying fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the underlying fund would be less than what it would have been if the underlying fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value. If an underlying fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the underlying fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If the underlying fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the underlying fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the underlying fund may not be able to enter into swaps that meet its investment needs. The underlying fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The underlying fund will assume the risk that the clearinghouse may be unable to perform its obligations.

The underlying fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the underlying fund to post margin and the broker may require the underlying fund to post additional margin to secure the underlying fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the underlying fund to deposit larger amounts of margin. The underlying fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the underlying fund to terminate a derivatives position under certain circumstances. This may cause the underlying fund to lose money.

Risks associated with the use of derivatives are magnified to the extent that an increased portion of the underlying fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Dividend-paying stock risk. An underlying fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

QS Legg Mason Variable Conservative Growth	13

More on the portfolio’s investment strategies, investments and risks cont’d

Equity-linked notes risk. ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality off the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

ETFs risk. Investing in an ETF will give an underlying fund exposure to the securities comprising the index on which the ETF is based and will expose the underlying fund to risks similar to those of investing directly in those securities. An underlying fund may invest in “Short ETFs” which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and, therefore, may trade at either a premium or discount to net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. An underlying fund will generally gain or lose value on holdings of an ETF consistent with the performance of the index on which the ETF is based. An underlying fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-traded notes risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. An underlying fund could lose some or the entire amount invested in an ETN.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause an underlying fund’s share price to be more volatile.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of an underlying fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for an underlying fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Fund rebalancing risk. Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. In such event, an underlying fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an underlying fund, increase the fund’s expenses or result in the fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an underlying fund’s performance and thus the portfolio’s performance. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund.

14	QS Legg Mason Variable Conservative Growth

The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds. The advisers of the underlying funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying funds. Such actions may delay the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that value securities may remain undervalued.

An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Hedge fund strategies risk. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The portfolio may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Hedging risk. The decision as to whether and to what extent an underlying fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying fund and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Inflation-indexed securities risk. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. If inflation is lower than expected during the period an underlying fund holds an inflation-indexed security, the underlying fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by an underlying fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Leveraging risk. The value of your investment may be more volatile if an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have had. An underlying fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of a fund’s assets. Engaging in such transactions may cause the underlying fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most investments held by an underlying fund must be liquid at the time of investment, investments may become illiquid after purchase by the underlying fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When an underlying fund holds illiquid investments, the underlying fund may be harder to value, especially in changing markets, and if the underlying fund is forced to sell these investments to meet redemption requests or for other cash needs, the underlying fund may suffer a loss. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune

QS Legg Mason Variable Conservative Growth	15

More on the portfolio’s investment strategies, investments and risks cont’d times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the underlying fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Long/short strategy risk. While an underlying fund that uses a long/short strategy may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the portfolio managers of the underlying fund judge the market incorrectly.

MLPs risk. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices.

Model risk. The investment models employed by the subadviser of an underlying fund may not adequately take into account certain factors and may result in the underlying fund having a lower return than if the underlying fund were managed using another model or investment strategy. In addition, the investment models used by an underlying fund’s subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Portfolio selection risk. The value of your investment may decrease if an underlying fund’s portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Portfolio turnover risk. Active and frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if an underlying fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the underlying fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the underlying fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the underlying fund may lose the amount of the premium paid in the event of prepayment.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

REITs risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. Certain REITs charge management fees, which may result in layering the management fees paid by the fund. REITS may be leveraged, which increases risk.

16	QS Legg Mason Variable Conservative Growth

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon an underlying fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the underlying fund has purchased has decreased, the fund could experience a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of the securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the underlying fund will realize a loss, which may be substantial.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

Undervalued securities risk. An underlying fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from an underlying fund’s investments may not adequately compensate for the business and financial risks assumed. An underlying fund may make certain speculative investments in securities which its subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the underlying fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Valuation risk. Many factors may influence the price at which an underlying fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the underlying fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, an underlying fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem portfolio shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are traded, but before the underlying fund determines its net asset value.

Volatility risk. The value of the securities in an underlying fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect an underlying fund’s net asset value. Although the subadvisers of certain underlying funds employ models that were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities in an underlying fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of an underlying fund.

Please note that there are other factors that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

QS Legg Mason Variable Conservative Growth	17

More on the portfolio’s investment strategies, investments and risks cont’d

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities are described in the SAI.

For more information about the portfolio’s portfolio holdings, please visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses and click on the name of the portfolio.

18	QS Legg Mason Variable Conservative Growth

More on portfolio management

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. LMPFA was formed in

April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of December 31, 2014, LMPFA’s total assets under management were approximately $242.9 billion.

QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio, except for the management a certain portion of the portfolio’s cash and short-term instruments. QS LMGAA has offices at 880 Third Avenue, New York, New York 10022 and provides asset allocation advisory services to mutual funds and Section 529 plans. As of December 31, 2014, QS LMGAA’s total assets under management were approximately $[•] billion. Effective May 31, 2014, QS Investors, LLC, Batterymarch Financial Management, Inc. and Legg Mason Global Asset Allocation, LLC became subject to common management and investment oversight with the intention of integrating the firms over time to create a combined investment platform. Effective June 30, 2014, Batterymarch Financial Management, Inc.’s and Legg Mason Global Asset Allocation, LLC’s names were changed to QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC, respectively, to reflect this integration. As of December 31, 2014, the aggregate total assets under management of these firms were approximately $19.39 billion.

Western Asset Management Company (“Western Asset”) manages the portion of the fund’s cash and short-term instruments allocated to it. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $466 billion.

LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $709.1 billion.

Portfolio managers

QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the portfolio.

Y. Wayne Lin serves as Portfolio Manager for QS LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of QS LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at Citigroup Asset Management (“CAM”). Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Thomas Picciochi has served as a portfolio manager of the portfolio since May 2014. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler has served as a portfolio manager of the portfolio since May 2014. Ms. Tesler serves as a Portfolio Manager of QS LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

Management fee

The portfolio does not pay a management fee.

A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement and subadvisory agreements is available in the portfolio’s Annual Report for the fiscal year ended December 31, 2014.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)) so that total annual operating expenses are not expected to exceed 0.20%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2016, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. This arrangement, however,

QS Legg Mason Variable Conservative Growth	19

More on portfolio management cont’d

may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to the portfolio during the same fiscal year if the portfolio’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the portfolio’s total annual operating expenses exceeding the applicable limit or any other lower limit then in effect.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the portfolio’s sole and exclusive distributor.

Additional payments

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the portfolio. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the portfolio’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the portfolio on which fees are being charged.

Possible conflicts of interest

The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. Furthermore, the portfolio’s Board and officers also serve in similar positions with many of the underlying Legg Mason funds. There are possible conflicts of interest that could arise because the manager and subadviser of the portfolio are affiliated persons of the managers (and advisers and subadvisers, if applicable) of all the underlying funds. Thus, if the interests of the portfolio and those underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Board and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which it serves as adviser and receives advisory fees. The portfolio’s Board believes that the portfolio has been structured to avoid these concerns. However, a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Board and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to mitigate, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

20	QS Legg Mason Variable Conservative Growth

Share transactions

Availability of the portfolio

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio are sold at the portfolio’s net asset value next determined after receipt by the portfolio or its agent of a purchase request in good order.

The interests of different variable insurance products investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the portfolio and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is found by the Board to be in the best interests of the portfolio’s shareholders.

The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account and by qualified plans, which may be more or less than the price paid for the shares. The portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order. Redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (the “NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

The portfolio reserves the right to pay redemption proceeds by giving you shares of underlying funds. The shares that you receive will be valued at the net asset value per share of the class of the underlying fund held by the portfolio on the day of the redemption. If you later decide to redeem the underlying fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the underlying fund that you hold, which may be more or less than the value on the date of your redemption from the portfolio. You may pay transaction costs to dispose of the fund shares.

Subject to applicable law, the portfolio may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent trading of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the subadviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and other funds sold by the portfolio’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the portfolio or in other funds sold by the distributor. In the event that a purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.

Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account,

QS Legg Mason Variable Conservative Growth	21

Share transactions cont’d

the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the portfolio altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the portfolio. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions) into a fund sold by the distributor followed by a sale (including redemptions) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the portfolio’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases by a shareholder identified as having engaged in frequent trading.

The portfolio has also adopted policies and procedures to prevent the selective release of information about the fund’s holdings, as such information may be used for market-timing and similar abusive practices.

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the portfolio will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The portfolio reserves the right to refuse any client or reject any purchase order for shares for any reason.

22	QS Legg Mason Variable Conservative Growth

Dividends, other distributions and taxes

Distributions made by the portfolio are automatically reinvested in additional shares of the portfolio at net asset value unless the portfolio is instructed otherwise. Distributions to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause contract holders to recognize income or gain for federal income tax purposes. Please see the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to contract holders.

In order to enable insurance company separate accounts investing in the portfolio to comply with the diversification requirements applicable to “segregated asset accounts” under the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio intends to structure its portfolio in a manner that complies with those requirements and to prohibit investment in the portfolio by investors other than separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and life insurance contracts and certain qualified pension and retirement plans. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a segregated asset account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but in the case of U.S. government securities, each government agency or instrumentality is considered to be a separate issuer. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a “regulated investment company” and ensures that its shares are held only by qualifying investors, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio’s portfolio in order to satisfy the diversification requirements. As noted above, shares of the portfolio are offered only to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification or investor control requirements or fail to qualify as a regulated investment company under the Code, contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code, and all income and gain earned in past years and currently inside the contracts would be taxed currently to the policyholders and income and gain would remain subject to taxation as ordinary income thereafter, even if the portfolio were to become adequately diversified.

QS Legg Mason Variable Conservative Growth	23

Share price

You may buy or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The portfolio’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding.

The portfolio calculates its net asset value every day the NYSE is open. The portfolio generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the portfolio will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

Orders to buy or exchange shares at a certain day’s price must be received by the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the separate account or qualified plan to transmit all orders to buy or redeem shares to the transfer agent on a timely basis.

Investments in underlying funds are valued at the net asset value per share of the class of the underlying funds held by the portfolio as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how the portfolio and the underlying funds in the Legg Mason funds complex value their securities:

–

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

–

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

–

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the portfolio holds securities or other assets that are denominated in a foreign currency, the portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The portfolio uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the portfolio does not price its shares. Therefore, the value of the portfolio’s shares may change on days when you will not be able to purchase or redeem the portfolio’s shares.

–	For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange.

–

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the portfolio might reasonably expect to receive upon a current sale of the security. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated.

Many factors may influence the price at which the portfolio could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the portfolio’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A portfolio that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the portfolio had not fair-valued the security or had used a different methodology.

24	QS Legg Mason Variable Conservative Growth

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with a separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by [•], an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the Annual Report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2013[1]	2012[1]	2011	2010	2009[2]		2009[3]
Net asset value, beginning of year	$12.58	$11.43	$11.60	$10.45	$8.06		$12.04
Income (loss) from operations:
Net investment income	0.24	0.29 [4]	0.30 [4]	0.34	0.43	[4]	0.46	[4]
Net realized and unrealized gain (loss)	1.69	1.20	(0.16)	1.15	2.44		(3.65)
Total income (loss) from operations	1.93	1.49	0.14	1.49	2.87		(3.19)
Less distributions from:
Net investment income	(0.29)	(0.34)	(0.31)	(0.34)	(0.48)		(0.40)
Net realized gains	—	—	—	—	—		(0.39)
Total distributions	(0.29)	(0.34)	(0.31)	(0.34)	(0.48)		(0.79)
Net asset value, end of year	$14.22	$12.58	$11.43	$11.60	$10.45		$8.06
Total return[5]	15.33%	13.10%	1.17%	14.35%[6]	35.93%[6]		(27.51)%
Net assets, end of year (000s)	$125,637	$116,560	$114,975	$125,315	$126,294		$112,415
Ratios to average net assets:
Gross expenses[7]	0.10%	0.10%	0.09%	0.13%	0.14%[8]		0.09%
Net expenses[7,9,10]	0.10	0.10	0.09	0.13	0.14	[8]	0.07	[11]
Net investment income	1.77	2.39 [4]	2.44 [4]	2.89	4.66	[4,8]	3.96	[4]
Portfolio turnover rate	13%	14%	37%	20%	11%		24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.25% and 35.54% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

QS Legg Mason Variable Conservative Growth	25

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

–	Personal information included on applications or other forms;

–	Account balances, transactions, and mutual fund holdings and positions;

–	Online account access user IDs, passwords, security challenge question responses; and

–	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

–	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

–

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

–	The Funds’ representatives such as legal counsel, accountants and auditors; and

–	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

THIS PAGE IS NOT PART OF THE PROSPECTUS

QS Legg Mason

Variable Conservative Growth

You may visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the portfolio’s Annual Report are incorporated by reference into (are legally part of) this Prospectus.

Statement of additional information The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) by calling the portfolio at 1-877-721-1926 or by writing to the portfolio at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Shares of the portfolio are offered only to insurance company separate accounts, which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectuses for those contracts or information regarding those plans.

(Investment Company Act

file no. 811-21128)

FD02969ST 05/15

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, FEBRUARY 13, 2015

Prospectus     May 1, 2015

Ticker Symbol: QLMLSX

QS LEGG MASON

VARIABLE MODERATE GROWTH

Shares of the portfolio are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectus for those contracts and information for those plans.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The portfolio seeks long-term growth of capital.

Fees and expenses of the portfolio

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio through a separate account or qualified plan is presented in the contract prospectus through which the portfolio’s shares are offered to you or in the information provided by your plan.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge on redemptions	N/A

Annual portfolio operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	None
Distribution and/or service (12b-1) fees	None
Other expenses	0.16
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.77
Total annual portfolio operating expenses[1]	0.93

[1]

Total annual portfolio operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights table in the Prospectus and in the portfolio’s shareholder reports because the ratios in the financial highlights table reflect the portfolio’s operating expenses and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

–	You invest $10,000 in the portfolio for the time periods indicated

–	Your investment has a 5% return each year and the portfolio’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

–	The expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
With or without redemption at end of period	95	297	515	1,144

Portfolio turnover. The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

2	QS Legg Mason Variable Moderate Growth

Principal investment strategies

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the portfolio.

Affiliated funds risk. The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. It is possible that a conflict of interest among the portfolio and the underlying funds could affect how the portfolio’s manager and subadviser fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the portfolio’s Board of Trustees believes the portfolio has been structured to mitigate these concerns.

Allocation risk. The portfolio’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may

QS Legg Mason Variable Moderate Growth	3

Principal risks cont’d

be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The portfolio is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Investing in a fund of funds risk. Your cost of investing in the portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the portfolio’s approval, which could force the portfolio to withdraw its investment from such underlying fund at a time that is unfavorable to the portfolio. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

4	QS Legg Mason Variable Moderate Growth

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

QS Legg Mason Variable Moderate Growth	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the portfolio. The bar chart shows changes in the portfolio’s performance from year to year. The table shows the average annual total returns of the portfolio and also compares the portfolio’s performance with the average annual total returns of an index or other benchmark. The portfolio also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI Europe, Australasia, Far East Index, 25% Barclays U.S. Aggregate Index (an index of fixed income securities) and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index of fixed income securities). The portfolio makes updated performance information available by calling the portfolio at 1-877-721-1926 and provides its current net asset value at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the portfolio).

The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the portfolio are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Best Quarter             :             Worst Quarter             :

Average annual total returns (%)
(for periods ended December 31, 2014)

	1 year	5 years	10 years

QS Legg Mason Variable Moderate Growth	[ ]	[ ]	[ ]
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Prior to May 1, 2015, the portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 70%.

6	QS Legg Mason Variable Moderate Growth

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

Portfolio managers: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the portfolio since 2012. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the portfolio since May  30, 2014.

Purchase and sale of portfolio shares

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s net asset value determined after receipt of a request in good order.

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company, pension plan or retirement plan may impose investment minimums.

Tax information

Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the contracts.

Payments to broker/dealers and other financial intermediaries

The portfolio’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of portfolio shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the portfolio over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Legg Mason Variable Moderate Growth	7

More on the portfolio’s investment strategies, investments and risks

The portfolio seeks long-term growth of capital.

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the portfolio, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the portfolio purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The portfolio invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The portfolio’s investment strategies may be changed without shareholder approval. The portfolio’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

More on the investments of the underlying funds

By owning shares of underlying funds, the portfolio invests indirectly, in varying degrees, in equity and fixed income securities of U.S. and non-U.S. issuers. The following summarizes the principal types of securities and instruments in which the underlying funds may invest and techniques they may pursue in seeking to achieve their investment objectives.

Equity investments

Subject to its particular investment policies, an underlying fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

Fixed income investments

Subject to its particular investment policies, an underlying fund may invest in all types of fixed income securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

Foreign investments

Certain underlying funds may invest in the securities of foreign issuers, including emerging market issuers, either directly or through depositary receipts.

Sovereign debt

Certain underlying funds may invest in sovereign debt, including emerging market sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and issued by supranational entities such as the World Bank or the European Union.

8	QS Legg Mason Variable Moderate Growth

Equity-linked notes (ELNs)

ELNs are securities that are valued based upon the performance of one or more equity securities traded in a foreign market, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where the fund may not have established local access to that market.

High yield, lower quality securities

Certain underlying funds may invest in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk bonds.”

Exchange-traded funds

Certain underlying funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds (“ETFs”). Typically, an ETF seeks to track the performance of an index, such as the S&P 500 Index or the NASDAQ-100 Index, by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives the fund exposure to the securities comprising the index on which the ETF is based and the fund will gain or lose value depending on the performance of the index.

Exchange-traded notes (ETNs)

Certain underlying funds may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. At maturity of the ETN, the issuer pays a return linked to the performance of a market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee. Unlike regular bonds, ETNs have no periodic interest payments and principal is not protected. The price of ETNs in the secondary market is determined by supply and demand, the current performance of the index underlying the ETN and the credit rating of the ETN issuer.

Mortgage-backed and asset-backed securities

Certain underlying funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Inflation-indexed securities

Certain underlying funds may invest in inflation-indexed securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Inflation-indexed securities in which the underlying funds invest may be issued in any country.

Repurchase agreements

The underlying funds may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. An underlying fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement are monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Reverse repurchase agreements and other borrowings

Certain underlying funds may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, an underlying fund sells securities to a counterparty, in return for cash, and the underlying fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the underlying fund for the money borrowed.

Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. An underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the underlying fund’s shares.

QS Legg Mason Variable Moderate Growth	9

More on the portfolio’s investment strategies, investments and risks cont’d

Cash management

The underlying funds may hold cash pending investment, and may invest in money market instruments for cash management purposes. The amount of assets an underlying fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Defensive investing

The portfolio and the underlying funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although the subadviser and the advisers of the underlying funds have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Derivatives and hedging techniques

The underlying funds may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps. Derivatives may be used by the underlying funds for any of the following purposes:

–	As a hedging technique in an attempt to manage risk in the underlying fund’s portfolio

–	As a substitute for buying or selling securities

–	For certain underlying funds, as a means of enhancing returns

–	As a cash flow management technique

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indexes or currencies. When an underlying fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the underlying fund’s exposure to loss. The underlying fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the underlying fund’s derivative exposure. If such segregated assets represent a large portion of the underlying fund’s portfolio, portfolio management may be affected as covered positions may have to be reduced if it becomes necessary for the underlying fund to reduce the amount of segregated assets in order to meet redemptions or other obligations.

Should an underlying fund invest in derivatives, the underlying fund will, in determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, take into account the market value of the underlying fund’s derivative positions that are intended to reduce or create exposure to the applicable category of investments.

Certain underlying funds may from time to time sell protection on debt securities by entering into credit default swaps. In these transactions, the fund is generally required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default on or downgrade of the debt security and/or a similar credit event. In return, the fund receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, the fund keeps the stream of payments and has no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to loss on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Certain underlying funds may buy credit default swaps to hedge against the risk of default of debt securities held in its portfolio or for other reasons. As the buyer of a credit default swap, the fund would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified event.

Commodity-linked instruments

Certain underlying funds may invest in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships (“MLPs”), structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

10	QS Legg Mason Variable Moderate Growth

Real estate investment trusts (REITs)

Certain underlying funds may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Master limited partnerships (MLPs)

Certain underlying funds may invest in master limited partnerships. MLPs generally engage in natural resources based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources.

Structured notes

Certain underlying funds may invest in structured notes. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Short sales

Certain underlying funds may sell securities short. A short sale is a transaction in which a fund sells securities it does not own in anticipation of a decline in the market price of the securities.

Securities lending

Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements in order to earn income. The loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned.

Portfolio turnover

Certain underlying funds may engage in rapid and frequent trading of their portfolio securities.

Portfolio rebalancing

Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund. The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds.

Other investments

The portfolio reserves the right in certain circumstances to invest directly in the types of investments held by the underlying funds, including equity securities and fixed income securities. These investments may include securities of non-U.S. issuers.

The portfolio may also enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund when it invests in these instruments.

The portfolio may also use other strategies and invest (through the underlying funds) in other investments that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this Prospectus or in the SAI.

Selection process

The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The portfolio managers may allocate the portfolio’s assets to underlying Legg Mason-affiliated funds that have a limited performance history. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

QS Legg Mason Variable Moderate Growth	11

More on the portfolio’s investment strategies, investments and risks cont’d

Risks of investments in the underlying funds

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. For example, borrowing may exaggerate changes in the net asset value of the underlying fund’s shares and in the return on the underlying fund’s securities holdings. The underlying fund may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be an expense of the underlying fund and will reduce the value of its shares.

Cash management and defensive investing risk. The value of the investments held by the underlying funds for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If an underlying fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If an underlying fund holds cash uninvested, the underlying fund will not earn income on the cash. If a significant amount of an underlying fund’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

Commodities risk. An underlying fund’s investment in commodity-linked instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentration risk. To the extent an underlying fund’s investments are concentrated, the fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying fund strategies. A downturn in any category in which an underlying fund may be concentrated would have a larger negative impact on the underlying fund than on a fund that does not concentrate its investments.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Counterparty risk. An underlying fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to an underlying fund. In the event of a counterparty default, the underlying fund could experience significant losses.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by an underlying fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If an underlying fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, an underlying fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which an underlying fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for an underlying fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk bonds”).

An underlying fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment

12	QS Legg Mason Variable Moderate Growth

losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Derivatives involve special risks and costs and may result in losses to an underlying fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase fund volatility, which is the degree to which an underlying fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. An underlying fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. An underlying fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. An underlying fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Investments by an underlying fund in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the underlying fund. Swap agreements tend to shift the underlying fund’s investment exposure from one type of investment to another. For example, the underlying fund may enter into interest rate swaps, which involve the exchange of interest payments by the underlying fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the underlying fund would be less than what it would have been if the underlying fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value. If an underlying fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the underlying fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If the underlying fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the underlying fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the underlying fund may not be able to enter into swaps that meet its investment needs. The underlying fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The underlying fund will assume the risk that the clearinghouse may be unable to perform its obligations.

The underlying fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the underlying fund to post margin and the broker may require the underlying fund to post additional margin to secure the underlying fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the underlying fund to deposit larger amounts of margin. The underlying fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the underlying fund to terminate a derivatives position under certain circumstances. This may cause the underlying fund to lose money.

Risks associated with the use of derivatives are magnified to the extent that an increased portion of the underlying fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Dividend-paying stock risk. An underlying fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity-linked notes risk. ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with

QS Legg Mason Variable Moderate Growth	13

More on the portfolio’s investment strategies, investments and risks cont’d purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality off the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

ETFs risk. Investing in an ETF will give an underlying fund exposure to the securities comprising the index on which the ETF is based and will expose the underlying fund to risks similar to those of investing directly in those securities. An underlying fund may invest in “Short ETFs” which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and, therefore, may trade at either a premium or discount to net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. An underlying fund will generally gain or lose value on holdings of an ETF consistent with the performance of the index on which the ETF is based. An underlying fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-traded notes risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. An underlying fund could lose some or the entire amount invested in an ETN.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates. This may cause an underlying fund’s share price to be more volatile.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of an underlying fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for an underlying fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Fund rebalancing risk. Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. In such event, an underlying fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an underlying fund, increase the fund’s expenses or result in the fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an underlying fund’s performance and thus the portfolio’s performance. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund.

14	QS Legg Mason Variable Moderate Growth

The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds. The advisers of the underlying funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying funds. Such actions may delay the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that value securities may remain undervalued.

An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Hedge fund strategies risk. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The portfolio may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Hedging risk. The decision as to whether and to what extent an underlying fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying fund and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Inflation-indexed securities risk. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. If inflation is lower than expected during the period an underlying fund holds an inflation-indexed security, the underlying fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by an underlying fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Leveraging risk. The value of your investment may be more volatile if an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have had. An underlying fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of a fund’s assets. Engaging in such transactions may cause the underlying fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most investments held by an underlying fund must be liquid at the time of investment, investments may become illiquid after purchase by the underlying fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When an underlying fund holds illiquid investments, the underlying fund may be harder to value, especially in changing markets, and if the underlying fund is forced to sell these investments to meet redemption requests or for other cash needs, the underlying fund may suffer a loss. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune

QS Legg Mason Variable Moderate Growth	15

More on the portfolio’s investment strategies, investments and risks cont’d times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the underlying fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Long/short strategy risk. While an underlying fund that uses a long/short strategy may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the portfolio managers of the underlying fund judge the market incorrectly.

MLPs risk. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices.

Model risk. The investment models employed by the subadviser of an underlying fund may not adequately take into account certain factors and may result in the underlying fund having a lower return than if the underlying fund were managed using another model or investment strategy. In addition, the investment models used by an underlying fund’s subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Portfolio selection risk. The value of your investment may decrease if an underlying fund’s portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Portfolio turnover risk. Active and frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if an underlying fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the underlying fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the underlying fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the underlying fund may lose the amount of the premium paid in the event of prepayment.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

REITs risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. Certain REITs charge management fees, which may result in layering the management fees paid by the fund. REITS may be leveraged, which increases risk.

16	QS Legg Mason Variable Moderate Growth

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon an underlying fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the underlying fund has purchased has decreased, the fund could experience a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of the securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the underlying fund will realize a loss, which may be substantial.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging market investments as well as the risk of debt moratorium, repudiation or renegotiation and an underlying fund may be unable to enforce its rights against the issuers.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

Undervalued securities risk. An underlying fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from an underlying fund’s investments may not adequately compensate for the business and financial risks assumed. An underlying fund may make certain speculative investments in securities which its subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the underlying fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Valuation risk. Many factors may influence the price at which an underlying fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the underlying fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, an underlying fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem portfolio shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable may be materially affected by events after the close of the market on which they are traded, but before the underlying fund determines its net asset value.

Volatility risk. The value of the securities in an underlying fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect an underlying fund’s net asset value. Although the subadvisers of certain underlying funds employ models that were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities in an underlying fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of an underlying fund.

QS Legg Mason Variable Moderate Growth	17

More on the portfolio’s investment strategies, investments and risks cont’d

Please note that there are other factors that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities are described in the SAI.

For more information about the portfolio’s portfolio holdings, please visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses and click on the name of the portfolio.

18	QS Legg Mason Variable Moderate Growth

More on portfolio management

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of December 31, 2014, LMPFA’s total assets under management were approximately $242.9 billion.

QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio, except for the management a certain portion of the portfolio’s cash and short-term instruments. QS LMGAA has offices at 880 Third Avenue, New York, New York 10022 and provides asset allocation advisory services to mutual funds and Section 529 plans. As of December 31, 2014, QS LMGAA’s total assets under management were approximately $[•] billion. Effective May 31, 2014, QS Investors, LLC, Batterymarch Financial Management, Inc. and Legg Mason Global Asset Allocation, LLC became subject to common management and investment oversight with the intention of integrating the firms over time to create a combined investment platform. Effective June 30, 2014, Batterymarch Financial Management, Inc.’s and Legg Mason Global Asset Allocation, LLC’s names were changed to QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC, respectively, to reflect this integration. As of December 31, 2014, the aggregate total assets under management of these firms were approximately $19.39 billion.

Western Asset Management Company (“Western Asset”) manages the portion of the fund’s cash and short-term instruments allocated to it. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $466 billion.

LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $709.1 billion.

Portfolio managers

QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the portfolio.

Y. Wayne Lin serves as Portfolio Manager for QS LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of QS LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at Citigroup Asset Management (“CAM”). Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Thomas Picciochi has served as a portfolio manager of the portfolio since May 2014. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler has served as a portfolio manager of the portfolio since May 2014. Ms. Tesler serves as a Portfolio Manager of QS LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

Management fee

The portfolio does not pay a management fee.

A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement and subadvisory agreements is available in the portfolio’s Annual Report for the fiscal year ended December 31, 2014.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)) so that total annual operating expenses are not expected to exceed 0.20%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2016, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. This arrangement, however,

QS Legg Mason Variable Moderate Growth	19

More on portfolio management cont’d

may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to the portfolio during the same fiscal year if the portfolio’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the portfolio’s total annual operating expenses exceeding the applicable limit or any other lower limit then in effect.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the portfolio’s sole and exclusive distributor.

Additional payments

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the portfolio. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the portfolio’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the portfolio on which fees are being charged.

Possible conflicts of interest

The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. Furthermore, the portfolio’s Board and officers also serve in similar positions with many of the underlying Legg Mason funds. There are possible conflicts of interest that could arise because the manager and subadviser of the portfolio are affiliated persons of the managers (and advisers and subadvisers, if applicable) of all the underlying funds. Thus, if the interests of the portfolio and those underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Board and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which it serves as adviser and receives advisory fees. The portfolio’s Board believes that the portfolio has been structured to avoid these concerns. However, a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Board and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to mitigate, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

20	QS Legg Mason Variable Moderate Growth

Share transactions

Availability of the portfolio

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio are sold at the portfolio’s net asset value next determined after receipt by the portfolio or its agent of a purchase request in good order.

The interests of different variable insurance products investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the portfolio and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is found by the Board to be in the best interests of the portfolio’s shareholders.

The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account and by qualified plans, which may be more or less than the price paid for the shares. The portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order. Redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (the “NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

The portfolio reserves the right to pay redemption proceeds by giving you shares of underlying funds. The shares that you receive will be valued at the net asset value per share of the class of the underlying fund held by the portfolio on the day of the redemption. If you later decide to redeem the underlying fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the underlying fund that you hold, which may be more or less than the value on the date of your redemption from the portfolio. You may pay transaction costs to dispose of the fund shares.

Subject to applicable law, the portfolio may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent trading of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the subadviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and other funds sold by the portfolio’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the portfolio or in other funds sold by the distributor. In the event that a purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.

Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account,

QS Legg Mason Variable Moderate Growth	21

Share transactions cont’d

the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the portfolio altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the portfolio. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions) into a fund sold by the distributor followed by a sale (including redemptions) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the portfolio’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases by a shareholder identified as having engaged in frequent trading.

The portfolio has also adopted policies and procedures to prevent the selective release of information about the fund’s holdings, as such information may be used for market-timing and similar abusive practices.

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the portfolio will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The portfolio reserves the right to refuse any client or reject any purchase order for shares for any reason.

22	QS Legg Mason Variable Moderate Growth

Dividends, other distributions and taxes

Distributions made by the portfolio are automatically reinvested in additional shares of the portfolio at net asset value unless the portfolio is instructed otherwise. Distributions to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause contract holders to recognize income or gain for federal income tax purposes. Please see the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to contract holders.

In order to enable insurance company separate accounts investing in the portfolio to comply with the diversification requirements applicable to “segregated asset accounts” under the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio intends to structure its portfolio in a manner that complies with those requirements and to prohibit investment in the portfolio by investors other than separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and life insurance contracts and certain qualified pension and retirement plans. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a segregated asset account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but in the case of U.S. government securities, each government agency or instrumentality is considered to be a separate issuer. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a “regulated investment company” and ensures that its shares are held only by qualifying investors, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio’s portfolio in order to satisfy the diversification requirements. As noted above, shares of the portfolio are offered only to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification or investor control requirements or fail to qualify as a regulated investment company under the Code, contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code, and all income and gain earned in past years and currently inside the contracts would be taxed currently to the policyholders and income and gain would remain subject to taxation as ordinary income thereafter, even if the portfolio were to become adequately diversified.

QS Legg Mason Variable Moderate Growth	23

Share price

You may buy or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The portfolio’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding.

The portfolio calculates its net asset value every day the NYSE is open. The portfolio generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the portfolio will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

Orders to buy or redeem shares at a certain day’s price must be received by the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the separate account or qualified plan to transmit all orders to buy or redeem shares to the transfer agent on a timely basis.

Investments in underlying funds are valued at the net asset value per share of the class of the underlying funds held by the portfolio as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how the portfolio and the underlying funds in the Legg Mason funds complex value their securities:

–

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

–

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

–

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the portfolio holds securities or other assets that are denominated in a foreign currency, the portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The portfolio uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the portfolio does not price its shares. Therefore, the value of the portfolio’s shares may change on days when you will not be able to purchase or redeem the portfolio’s shares.

–	For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange.

–

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the portfolio might reasonably expect to receive upon a current sale of the security. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated.

Many factors may influence the price at which the portfolio could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the portfolio’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A portfolio that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the portfolio had not fair-valued the security or had used a different methodology.

24	QS Legg Mason Variable Moderate Growth

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with a separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by [•], an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the Annual Report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2013[1]	2012[1]		2011	2010	2009[2]		2009[3]
Net asset value, beginning of year	$11.71	$10.47		$10.74	$9.53	$7.09		$10.94
Income (loss) from operations:
Net investment income	0.15	0.21	[4]	0.22 [4]	0.22	0.27	[4]	0.30	[4]
Net realized and unrealized gain (loss)	2.40	1.31		(0.28)	1.20	2.47		(3.89)
Total income (loss) from operations	2.55	1.52		(0.06)	1.42	2.74		(3.59)
Less distributions from:
Net investment income	(0.21)	(0.28)		(0.21)	(0.21)	(0.30)		(0.25)
Net realized gains	—	—		—	—	—		(0.01)
Total distributions	(0.21)	(0.28)		(0.21)	(0.21)	(0.30)		(0.26)
Net asset value, end of year	$14.05	$11.71		$10.47	$10.74	$9.53		$7.09
Total return[5]	21.82%	14.60%		(0.58)%	15.01%[6]	38.90%[6]		(33.03)%
Net assets, end of year (000s)	$52,761	$52,113		$56,301	$69,946	$71,982		$59,526
Ratios to average net assets:
Gross expenses[7]	0.18%	0.17%		0.14%	0.20%	0.23%[8]		0.14%
Net expenses[7,9,10]	0.18	0.17	[11]	0.14	0.18 [11]	0.20	[8],11	0.10	[11]
Net investment income	1.17	1.90	[4]	1.83 [4]	2.02	3.32	[4,8]	2.89	[4]
Portfolio turnover rate	9%	11%		30%	14%	11%		26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.79% and 37.59% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

QS Legg Mason Variable Moderate Growth	25

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

–	Personal information included on applications or other forms;

–	Account balances, transactions, and mutual fund holdings and positions;

–	Online account access user IDs, passwords, security challenge question responses; and

–	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

–	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

–

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

–	The Funds’ representatives such as legal counsel, accountants and auditors; and

–	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

THIS PAGE IS NOT PART OF THE PROSPECTUS

QS Legg Mason

Variable Moderate Growth

You may visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the portfolio’s Annual Report are incorporated by reference into (are legally part of) this Prospectus.

Statement of additional information The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) by calling the portfolio at 1-877-721-1926 or by writing to the portfolio at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Shares of the portfolio are offered only to insurance company separate accounts, which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectuses for those contracts or information regarding those plans.

(Investment Company Act

file no. 811-21128)

FD02968ST 05/15

SUBJECT TO COMPLETION, FEBRUARY 13, 2015

Prospectus     May 1, 2015

Ticker Symbol: QLMLTX

QS LEGG MASON

VARIABLE GROWTH

Shares of the portfolio are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectus for those contracts and information for those plans.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Investment objective

The portfolio seeks capital appreciation.

Fees and expenses of the portfolio

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio through a separate account or qualified plan is presented in the contract prospectus through which the portfolio’s shares are offered to you or in the information provided by your plan.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A
Annual portfolio operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	None
Distribution and/or service (12b-1) fees	None
Other expenses	0.08
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.81
Total annual portfolio operating expenses[1]	0.89

[1]

Total annual portfolio operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights table in the Prospectus and in the portfolio’s shareholder reports because the ratios in the financial highlights table reflect the portfolio’s operating expenses and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

–	You invest $10,000 in the portfolio for the time periods indicated

–	Your investment has a 5% return each year and the portfolio’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

–	The expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
With or without redemption at end of period	91	284	493	1,096

Portfolio turnover. The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

2	QS Legg Mason Variable Growth

Principal investment strategies

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. There is no assurance that the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the portfolio.

Affiliated funds risk. The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. It is possible that a conflict of interest among the portfolio and the underlying funds could affect how the portfolio’s manager and subadviser fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the portfolio’s Board of Trustees believes the portfolio has been structured to mitigate these concerns.

Allocation risk. The portfolio’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

QS Legg Mason Variable Growth	3

Principal risks cont’d

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The portfolio is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds”. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Investing in a fund of funds risk. Your cost of investing in the portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the portfolio’s approval, which could force the portfolio to withdraw its investment from such underlying fund at a time that is unfavorable to the portfolio. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

4	QS Legg Mason Variable Growth

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

QS Legg Mason Variable Growth	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the portfolio. The bar chart shows changes in the portfolio’s performance from year to year. The table shows the average annual total returns of the portfolio and also compares the portfolio’s performance with the average annual total returns of an index or other benchmark. The portfolio also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes, consisting of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI Europe, Australasia, Far East Index, 10% Barclays U.S. Aggregate Index (an index of fixed income securities) and 5% Barclays U.S. High Yield – 2% Issuer Cap Index (an index of fixed income securities). The portfolio makes updated performance information available by calling the portfolio at 1-877-721-1926 and provides its current net asset value at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the portfolio).

The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the portfolio are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Best Quarter (06/30/2009): 18.99    Worst Quarter (12/31/2008): (20.46)

Average annual total returns (%)
(for periods ended December 31, 2014)
	1 year	5 years	10 years

QS Legg Mason Variable Growth	[ ]	[ ]	[ ]
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Prior to May 1, 2015, the portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 85%.

6	QS Legg Mason Variable Growth

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

Portfolio managers: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the portfolio since 2012. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the portfolio since May  30, 2014.

Purchase and sale of portfolio shares

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s net asset value determined after receipt of a request in good order.

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company, pension plan or retirement plan may impose investment minimums.

Tax information

Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the contracts.

Payments to broker/dealers and other financial intermediaries

The portfolio’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of portfolio shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the portfolio over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Legg Mason Variable Growth	7

More on the portfolio’s investment strategies, investments and risks

The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.

The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the portfolio, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds, the portfolio purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The portfolio invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds.

The portfolio’s investment strategies may be changed without shareholder approval. The portfolio’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

More on the investments of the underlying funds

By owning shares of underlying funds, the portfolio invests indirectly, in varying degrees, in equity and fixed income securities of U.S. and non-U.S. issuers. The following summarizes the principal types of securities and instruments in which the underlying funds may invest and techniques they may pursue in seeking to achieve their investment objectives.

Equity investments

Subject to its particular investment policies, an underlying fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

Fixed income investments

Subject to its particular investment policies, an underlying fund may invest in all types of fixed income securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

Foreign investments

Certain underlying funds may invest in the securities of foreign issuers, including emerging market issuers, either directly or through depositary receipts.

Sovereign debt

Certain underlying funds may invest in sovereign debt, including emerging market sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and issued by supranational entities such as the World Bank or the European Union.

8	QS Legg Mason Variable Growth

Equity-linked notes (ELNs)

ELNs are securities that are valued based upon the performance of one or more equity securities traded in a foreign market, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where the fund may not have established local access to that market.

High yield, lower quality securities

Certain underlying funds may invest in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk bonds.”

Exchange-traded funds

Certain underlying funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds (“ETFs”). Typically, an ETF seeks to track the performance of an index, such as the S&P 500 Index or the NASDAQ-100 Index, by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives the fund exposure to the securities comprising the index on which the ETF is based and the fund will gain or lose value depending on the performance of the index.

Exchange-traded notes (ETNs)

Certain underlying funds may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. At maturity of the ETN, the issuer pays a return linked to the performance of a market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee. Unlike regular bonds, ETNs have no periodic interest payments and principal is not protected. The price of ETNs in the secondary market is determined by supply and demand, the current performance of the index underlying the ETN and the credit rating of the ETN issuer.

Mortgage-backed and asset-backed securities

Certain underlying funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Inflation-indexed securities

Certain underlying funds may invest in inflation-indexed securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Inflation-indexed securities in which the underlying funds invest may be issued in any country.

Repurchase agreements

The underlying funds may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. An underlying fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement are monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Reverse repurchase agreements and other borrowings

Certain underlying funds may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, an underlying fund sells securities to a counterparty, in return for cash, and the underlying fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the underlying fund for the money borrowed.

Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. An underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the underlying fund’s shares.

QS Legg Mason Variable Growth	9

More on the portfolio’s investment strategies, investments and risks cont’d

Cash management

The underlying funds may hold cash pending investment, and may invest in money market instruments for cash management purposes. The amount of assets an underlying fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Defensive investing

The portfolio and the underlying funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although the subadviser and the advisers of the underlying funds have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Derivatives and hedging techniques

The underlying funds may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps. Derivatives may be used by the underlying funds for any of the following purposes:

–	As a hedging technique in an attempt to manage risk in the underlying fund’s portfolio

–	As a substitute for buying or selling securities

–	For certain underlying funds, as a means of enhancing returns

–	As a cash flow management technique

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indexes or currencies. When an underlying fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the underlying fund’s exposure to loss. The underlying fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the underlying fund’s derivative exposure. If such segregated assets represent a large portion of the underlying fund’s portfolio, portfolio management may be affected as covered positions may have to be reduced if it becomes necessary for the underlying fund to reduce the amount of segregated assets in order to meet redemptions or other obligations.

Should an underlying fund invest in derivatives, the underlying fund will, in determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, take into account the market value of the underlying fund’s derivative positions that are intended to reduce or create exposure to the applicable category of investments.

Certain underlying funds may from time to time sell protection on debt securities by entering into credit default swaps. In these transactions, the fund is generally required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default on or downgrade of the debt security and/or a similar credit event. In return, the fund receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, the fund keeps the stream of payments and has no payment obligations. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to loss on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Certain underlying funds may buy credit default swaps to hedge against the risk of default of debt securities held in its portfolio or for other reasons. As the buyer of a credit default swap, the fund would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified event.

Commodity-linked instruments

Certain underlying funds may invest in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships (“MLPs”), structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

10	QS Legg Mason Variable Growth

Real estate investment trusts (REITs)

Certain underlying funds may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Master limited partnerships (MLPs)

Certain underlying funds may invest in master limited partnerships. MLPs generally engage in natural resources based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources.

Structured notes

Certain underlying funds may invest in structured notes. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Short sales

Certain underlying funds may sell securities short. A short sale is a transaction in which a fund sells securities it does not own in anticipation of a decline in the market price of the securities.

Securities lending

Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements in order to earn income. The loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned.

Portfolio turnover

Certain underlying funds may engage in rapid and frequent trading of their portfolio securities.

Portfolio rebalancing

Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund. The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds.

Other investments

The portfolio reserves the right in certain circumstances to invest directly in the types of investments held by the underlying funds, including equity securities and fixed income securities. These investments may include securities of non-U.S. issuers.

The portfolio may also enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund when it invests in these instruments.

The portfolio may also use other strategies and invest (through the underlying funds) in other investments that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this Prospectus or in the SAI.

Selection process

The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the

QS Legg Mason Variable Growth	11

More on the portfolio’s investment strategies, investments and risks cont’d underlying funds. The portfolio managers may allocate the portfolio’s assets to underlying Legg Mason-affiliated funds that have a limited performance history. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Risks of investments in the underlying funds

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. For example, borrowing may exaggerate changes in the net asset value of the underlying fund’s shares and in the return on the underlying fund’s securities holdings. The underlying fund may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be an expense of the underlying fund and will reduce the value of its shares.

Cash management and defensive investing risk. The value of the investments held by the underlying funds for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If an underlying fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If an underlying fund holds cash uninvested, the underlying fund will not earn income on the cash. If a significant amount of an underlying fund’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

Commodities risk. An underlying fund’s investment in commodity-linked instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentration risk. To the extent an underlying fund’s investments are concentrated, the fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying fund strategies. A downturn in any category in which an underlying fund may be concentrated would have a larger negative impact on the underlying fund than on a fund that does not concentrate its investments.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Counterparty risk. An underlying fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to an underlying fund. In the event of a counterparty default, the underlying fund could experience significant losses.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by an underlying fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If an underlying fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, an underlying fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which an underlying fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for an underlying fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk bonds”).

An underlying fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

12	QS Legg Mason Variable Growth

An underlying fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk bonds.” These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Derivatives involve special risks and costs and may result in losses to an underlying fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase fund volatility, which is the degree to which an underlying fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. An underlying fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. An underlying fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. An underlying fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Investments by an underlying fund in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the underlying fund. Swap agreements tend to shift the underlying fund’s investment exposure from one type of investment to another. For example, the underlying fund may enter into interest rate swaps, which involve the exchange of interest payments by the underlying fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the underlying fund would be less than what it would have been if the underlying fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value. If an underlying fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the underlying fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If the underlying fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the underlying fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the underlying fund may not be able to enter into swaps that meet its investment needs. The underlying fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The underlying fund will assume the risk that the clearinghouse may be unable to perform its obligations.

The underlying fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the underlying fund to post margin and the broker may require the underlying fund to post additional margin to secure the underlying fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the underlying fund to deposit larger amounts of margin. The underlying fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the underlying fund to terminate a derivatives position under certain circumstances. This may cause the underlying fund to lose money.

QS Legg Mason Variable Growth	13

More on the portfolio’s investment strategies, investments and risks cont’d

Risks associated with the use of derivatives are magnified to the extent that an increased portion of the underlying fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Dividend-paying stock risk. An underlying fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity-linked notes risk. ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality off the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

ETFs risk. Investing in an ETF will give an underlying fund exposure to the securities comprising the index on which the ETF is based and will expose the underlying fund to risks similar to those of investing directly in those securities. An underlying fund may invest in “Short ETFs” which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value and, therefore, may trade at either a premium or discount to net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. An underlying fund will generally gain or lose value on holdings of an ETF consistent with the performance of the index on which the ETF is based. An underlying fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-traded notes risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. An underlying fund could lose some or the entire amount invested in an ETN.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause an underlying fund’s share price to be more volatile.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of an underlying fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for an underlying fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

14	QS Legg Mason Variable Growth

Fund rebalancing risk. Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the portfolio’s investments. In such event, an underlying fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an underlying fund, increase the fund’s expenses or result in the fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an underlying fund’s performance and thus the portfolio’s performance. The impact of rebalancing is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund.

The portfolio’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds. The advisers of the underlying funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying funds. Such actions may delay the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that value securities may remain undervalued.

An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the portfolio’s exposure to those factors.

Hedge fund strategies risk. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The portfolio may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Hedging risk. The decision as to whether and to what extent an underlying fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying fund and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Inflation-indexed securities risk. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. If inflation is lower than expected during the period an underlying fund holds an inflation-indexed security, the underlying fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by an underlying fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Leveraging risk. The value of your investment may be more volatile if an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have had. An underlying fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of a fund’s assets. Engaging in such transactions may cause the underlying fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

QS Legg Mason Variable Growth	15

More on the portfolio’s investment strategies, investments and risks cont’d

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most investments held by an underlying fund must be liquid at the time of investment, investments may become illiquid after purchase by the underlying fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When an underlying fund holds illiquid investments, the underlying fund may be harder to value, especially in changing markets, and if the underlying fund is forced to sell these investments to meet redemption requests or for other cash needs, the underlying fund may suffer a loss. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the underlying fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Long/short strategy risk. While an underlying fund that uses a long/short strategy may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the portfolio managers of the underlying fund judge the market incorrectly.

MLPs risk. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices.

Model risk. The investment models employed by the subadviser of an underlying fund may not adequately take into account certain factors and may result in the underlying fund having a lower return than if the underlying fund were managed using another model or investment strategy. In addition, the investment models used by an underlying fund’s subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Non-diversification risk. The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the portfolio invests its assets in a smaller number of underlying funds, the portfolio will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Portfolio selection risk. The value of your investment may decrease if an underlying fund’s portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Portfolio turnover risk. Active and frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if an underlying fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the underlying fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the underlying fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the underlying fund may lose the amount of the premium paid in the event of prepayment.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the portfolio invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in

16	QS Legg Mason Variable Growth

the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

REITs risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. Certain REITs charge management fees, which may result in layering the management fees paid by the fund. REITS may be leveraged, which increases risk.

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon an underlying fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the underlying fund has purchased has decreased, the fund could experience a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of the securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short sales risk. If the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the underlying fund will realize a loss, which may be substantial.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging market investments as well as the risk of debt moratorium, repudiation or renegotiation and an underlying fund may be unable to enforce its rights against the issuers.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the portfolio’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the portfolio or underlying fund fall, the value of your investment in the portfolio will decline.

Undervalued securities risk. An underlying fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from an underlying fund’s investments may not adequately compensate for the business and financial risks assumed. An underlying fund may make certain speculative investments in securities which its subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the underlying fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Valuation risk. Many factors may influence the price at which an underlying fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the underlying fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, an underlying fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem portfolio shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the underlying fund had not fair-valued the security or had used a different valuation

QS Legg Mason Variable Growth	17

More on the portfolio’s investment strategies, investments and risks cont’d methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are traded, but before the underlying fund determines its net asset value.

Volatility risk. The value of the securities in an underlying fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect an underlying fund’s net asset value. Although the subadvisers of certain underlying funds employ models that were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities in an underlying fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of an underlying fund.

Please note that there are other factors that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities are described in the SAI.

For more information about the portfolio’s portfolio holdings, please visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses and click on the name of the portfolio.

18	QS Legg Mason Variable Growth

More on portfolio management

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. LMPFA was formed in

April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of December 31, 2014, LMPFA’s total assets under management were approximately $242.9 billion.

QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio, except for the management a certain portion of the portfolio’s cash and short-term instruments. QS LMGAA has offices at 880 Third Avenue, New York, New York 10022 and provides asset allocation advisory services to mutual funds and Section 529 plans. As of December 31, 2014, QS LMGAA’s total assets under management were approximately $[•] billion. Effective May 31, 2014, QS Investors, LLC, Batterymarch Financial Management, Inc. and Legg Mason Global Asset Allocation, LLC became subject to common management and investment oversight with the intention of integrating the firms over time to create a combined investment platform. Effective June 30, 2014, Batterymarch Financial Management, Inc.’s and Legg Mason Global Asset Allocation, LLC’s names were changed to QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC, respectively, to reflect this integration. As of December 31, 2014, the aggregate total assets under management of these firms were approximately $19.39 billion.

Western Asset Management Company (“Western Asset”) manages the portion of the fund’s cash and short-term instruments allocated to it. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $466 billion.

LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $709.1 billion.

Portfolio managers

QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the portfolio.

Y. Wayne Lin serves as Portfolio Manager for QS LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of QS LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at Citigroup Asset Management (“CAM”). Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Thomas Picciochi has served as a portfolio manager of the portfolio since May 2014. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Management fee

The portfolio does not pay a management fee.

A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement and subadvisory agreements is available in the portfolio’s Annual Report for the fiscal year ended December 31, 2014.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)) so that total annual operating expenses are not expected to exceed 0.20%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2016, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. This arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to the portfolio during the same fiscal year if the portfolio’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the portfolio’s total annual operating expenses exceeding the applicable limit or any other lower limit then in effect.

QS Legg Mason Variable Growth	19

More on portfolio management cont’d

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the portfolio’s sole and exclusive distributor.

Additional payments

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the portfolio. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the portfolio’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the portfolio on which fees are being charged.

Possible conflicts of interest

The portfolio’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the portfolio may invest in certain underlying funds for which the portfolio’s subadviser serves as adviser. Furthermore, the portfolio’s Board and officers also serve in similar positions with many of the underlying Legg Mason funds. There are possible conflicts of interest that could arise because the manager and subadviser of the portfolio are affiliated persons of the managers (and advisers and subadvisers, if applicable) of all the underlying funds. Thus, if the interests of the portfolio and those underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Board and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. For example, the subadviser may have an incentive to allocate the portfolio’s assets to those funds for which it serves as adviser and receives advisory fees. The portfolio’s Board believes that the portfolio has been structured to avoid these concerns. However, a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Board and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to mitigate, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

20	QS Legg Mason Variable Growth

Share transactions

Availability of the portfolio

Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Shares of the portfolio are sold at the portfolio’s net asset value next determined after receipt by the portfolio or its agent of a purchase request in good order.

The interests of different variable insurance products investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the portfolio and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is found by the Board to be in the best interests of the portfolio’s shareholders.

The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account and by qualified plans, which may be more or less than the price paid for the shares. The portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order. Redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (the “NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

The portfolio reserves the right to pay redemption proceeds by giving you shares of underlying funds. The shares that you receive will be valued at the net asset value per share of the class of the underlying fund held by the portfolio on the day of the redemption. If you later decide to redeem the underlying fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the underlying fund that you hold, which may be more or less than the value on the date of your redemption from the portfolio. You may pay transaction costs to dispose of the fund shares.

Subject to applicable law, the portfolio may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent trading of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the subadviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and other funds sold by the portfolio’s distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the portfolio or in other funds sold by the distributor. In the event that a purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.

Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account,

QS Legg Mason Variable Growth	21

Share transactions cont’d

the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in the portfolio altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the portfolio. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions) into a fund sold by the distributor followed by a sale (including redemptions) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of the portfolio’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases by a shareholder identified as having engaged in frequent trading.

The portfolio has also adopted policies and procedures to prevent the selective release of information about the fund’s holdings, as such information may be used for market-timing and similar abusive practices.

The policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the portfolio will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The portfolio reserves the right to refuse any client or reject any purchase order for shares for any reason.

22	QS Legg Mason Variable Growth

Dividends, other distributions and taxes

Distributions made by the portfolio are automatically reinvested in additional shares of the portfolio at net asset value unless the portfolio is instructed otherwise. Distributions to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause contract holders to recognize income or gain for federal income tax purposes. Please see the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to contract holders.

In order to enable insurance company separate accounts investing in the portfolio to comply with the diversification requirements applicable to “segregated asset accounts” under the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio intends to structure its portfolio in a manner that complies with those requirements and to prohibit investment in the portfolio by investors other than separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and life insurance contracts and certain qualified pension and retirement plans. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a segregated asset account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but in the case of U.S. government securities, each government agency or instrumentality is considered to be a separate issuer. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a “regulated investment company” and ensures that its shares are held only by qualifying investors, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio’s portfolio in order to satisfy the diversification requirements. As noted above, shares of the portfolio are offered only to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification or investor control requirements or fail to qualify as a regulated investment company under the Code, contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code, and all income and gain earned in past years and currently inside the contracts would be taxed currently to the policyholders and income and gain would remain subject to taxation as ordinary income thereafter, even if the portfolio were to become adequately diversified.

QS Legg Mason Variable Growth	23

Share price

You may buy or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The portfolio’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding.

The portfolio calculates its net asset value every day the NYSE is open. The portfolio generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the portfolio will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

Orders to buy or redeem shares at a certain day’s price must be received by the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the separate account or qualified plan to transmit all orders to buy or redeem shares to the transfer agent on a timely basis.

Investments in underlying funds are valued at the net asset value per share of the class of the underlying funds held by the portfolio as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how the portfolio and the underlying funds in the Legg Mason funds complex value their securities:

–

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

–

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

–

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the portfolio holds securities or other assets that are denominated in a foreign currency, the portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). The portfolio uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the portfolio does not price its shares. Therefore, the value of the portfolio’s shares may change on days when you will not be able to purchase or redeem the portfolio’s shares.

–	For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange.

–

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the portfolio might reasonably expect to receive upon a current sale of the security. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated.

Many factors may influence the price at which the portfolio could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the portfolio’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A portfolio that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the portfolio had not fair-valued the security or had used a different methodology.

24	QS Legg Mason Variable Growth

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with a separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by [•], an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the Annual Report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2013[1]	2012[1]	2011	2010	2009[2]		2009[3]
Net asset value, beginning of year	$13.26	$11.65	$12.11	$10.63	$7.73		$12.75
Income (loss) from operations:
Net investment income	0.15	0.23 [4]	0.20 [4]	0.18	0.20	[4]	0.23	[4]
Net realized and unrealized gain (loss)	3.35	1.61	(0.48)	1.48	2.92		(4.97)
Total income (loss) from operations	3.50	1.84	(0.28)	1.66	3.12		(4.74)
Less distributions from:
Net investment income	(0.25)	(0.23)	(0.18)	(0.18)	(0.22)		(0.20)
Net realized gains	—	—	—	—	—		(0.08)
Total distributions	(0.25)	(0.23)	(0.18)	(0.18)	(0.22)		(0.28)
Net asset value, end of year	$16.51	$13.26	$11.65	$12.11	$10.63		$7.73
Total return[5]	26.50%	15.89%	(2.31)%	15.70%[6]	40.53%[6]		(37.53)%
Net assets, end of year (000s)	$129,601	$111,929	$100,037	$103,838	$89,463		$59,371
Ratios to average net assets:
Gross expenses[7]	0.11%	0.11%	0.11%	0.15%	0.21%[8]		0.15%
Net expenses[7,9,10]	0.11	0.11	0.11	0.15	0.19	[8,11]	0.12	[11]
Net investment income	0.98	1.85 [4]	1.64 [4]	1.65	2.52	[4,8]	2.30	[4]
Portfolio turnover rate	9%	14%	40%	17%	10%		34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 15.60% and 39.87% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

QS Legg Mason Variable Growth	25

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

–	Personal information included on applications or other forms;

–	Account balances, transactions, and mutual fund holdings and positions;

–	Online account access user IDs, passwords, security challenge question responses; and

–	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

–	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

–

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

–	The Funds’ representatives such as legal counsel, accountants and auditors; and

–	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

THIS PAGE IS NOT PART OF THE PROSPECTUS.

QS Legg Mason

Variable Growth

You may visit the portfolio’s website, http://www.leggmason.com/individualinvestors/variable-investment-prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the portfolio’s Annual Report are incorporated by reference into (are legally part of) this Prospectus.

Statement of additional information The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) by calling the portfolio at 1-877-721-1926 or by writing to the portfolio at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http:// www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Shares of the portfolio are offered only to insurance company separate accounts, which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This Prospectus should be read together with the prospectuses for those contracts or information regarding those plans.

(Investment Company Act

file no. 811-21128)

FD02967ST 05/15

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted

Subject to Completion, February 13, 2015

May 1, 2015

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON VARIABLE GROWTH (QLMLTX)

QS LEGG MASON VARIABLE MODERATE GROWTH (QLMLSX)

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH (QLMLFX)

620 Eighth Avenue

New York, New York 10018

1-877-721-1926

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the “SAI”) is not a prospectus and is meant to be read in conjunction with each current Prospectus (each, a “Prospectus” and collectively, the “Prospectuses”) of QS Legg Mason Variable Growth (“Growth”), QS Legg Mason Variable Moderate Growth (“Moderate Growth”) and QS Legg Mason Variable Conservative Growth (“Conservative Growth”) (each, a “portfolio” and collectively, the “portfolios”), each dated May 1, 2015, each as amended or supplemented from time to time and is incorporated by reference in its entirety into each Prospectus.

The portfolios are series of Legg Mason Partners Variable Equity Trust (the “Trust”), a Maryland statutory trust. Prior to May 1, 2015, Growth was named “QS Legg Mason Variable Lifestyle Allocation 85%,” Moderate Growth was named “QS Legg Mason Variable Lifestyle Allocation 70%,” and Conservative Growth was named “QS Legg Mason Variable Lifestyle Allocation 50%.” Prior to June 30, 2014, Growth was named “Legg Mason Variable Lifestyle Allocation 85%,” Moderate Growth was named “Legg Mason Variable Lifestyle Allocation 70%,” and Conservative Growth was named “Legg Mason Variable Lifestyle Allocation 50%.” Prior to November 2, 2009, Growth was named “Legg Mason Partners Variable Lifestyle Allocation 85%,” Moderate Growth was named “Legg Mason Partners Variable Lifestyle Allocation 70%,” and Conservative Growth was named “Legg Mason Partners Variable Lifestyle Allocation 50%.”

Each of the three portfolios offers different levels of potential return and involves different levels of risk. Each of the portfolios seeks to achieve its investment objective by investing in a number of open-end management investment companies or series thereof (“underlying funds”) for which Legg Mason Investment Services (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), now or in the future acts as principal underwriter or for which Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), or another affiliate of Legg Mason, now or in the future acts as investment manager.

Portfolio shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (“Participating Insurance Companies”) to fund variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”) and to qualified retirement and pension plans. Individuals holding Policies are referred to herein as “Policyholders.” Individuals may not purchase shares of any portfolio directly from the Trust. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

Additional information about a portfolio’s investments is available in the portfolio’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. Each portfolio’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge from Participating Insurance Companies and qualified pension and retirement plans, by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com or by visiting the portfolios’ website at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses. LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each portfolio’s sole and exclusive distributor.

Each portfolio issues a single, non-designated class of shares.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the portfolios or the distributor. The Prospectuses and this SAI do not constitute offerings by the portfolios or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

WHY INVEST IN THE PORTFOLIOS

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

Each of the portfolios invests in underlying funds suited to the portfolio’s particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios’ manager, LMPFA, and subadviser, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA” or the “subadviser”), according to fundamental and quantitative analysis. The portfolios are intended to provide a simple and conservative approach to helping investors meet retirement and other long-term goals.

Although they invest primarily in shares of other mutual funds, each portfolio may also invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depositary receipts; fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

Each portfolio may also enter into futures contracts or related options on futures contracts, and may also engage in transactions in options on securities or indexes, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

In addition to direct investments, each portfolio may invest in exchange traded funds (“ETFs”). ETFs hold portfolios of securities that seek to track the performance of a specific index or basket of securities. As with other investments in shares of mutual funds, a portfolio holding shares of an ETF will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

Each portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, non-diversified management investment company.

Each portfolio’s Prospectus discusses the portfolio’s investment objective and policies. The following discussion supplements the description of each portfolio’s investment policies in its Prospectus.

In pursuing their investment objectives, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest, the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.

Investment Objective and Principal Investment Strategies

QS Legg Mason Variable Growth. The portfolio seeks capital appreciation. The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds). The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the portfolio will achieve its investment objective.

QS Legg Mason Variable Moderate Growth. The portfolio seeks long-term growth of capital. The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds). The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the portfolio will achieve its investment objective.

QS Legg Mason Variable Conservative Growth. The portfolio seeks balance of growth of capital and income. The portfolio is a fund of funds—it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds). The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the portfolio will achieve its investment objective.

Each portfolio may also invest directly in the types of securities held by the underlying funds and other instruments. See “Why Invest in the Portfolios.”

INVESTMENT PRACTICES AND RISK FACTORS

Each portfolio’s principal investment strategies are described above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the portfolios, which all involve risks of varying degrees.

Because the portfolios invest primarily in the underlying funds, rather than directly in securities or other instruments, the strategies and risks below are described by reference to the underlying funds. However, to the extent that the portfolios invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the portfolios.

Equity Securities

General. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which an underlying fund invests; and the risk that an underlying fund may experience a substantial or complete loss on an individual stock.

Common Stocks. Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividend. For that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Securities. Each of the portfolios may invest in certain underlying funds that invest all or a portion of their assets in foreign securities. An underlying fund may invest directly in foreign issuers or invest in depositary receipts. The returns of an underlying fund may be adversely affected by fluctuations in value of one or more currencies relative to the U.S. dollar. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include risks resulting from revaluation of currencies; future adverse political and economic developments; possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; possible expropriation, nationalization or confiscatory taxation; possible withholding taxes and limitations on the use or removal of funds or other assets, including the withholding of dividends; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility and be less liquid. Foreign securities may not be registered with, nor the issuers thereof be subject to the reporting requirements of, the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign issuer than is available about a U.S. issuer and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. An underlying fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and many, if not all, of the foregoing considerations apply to such investments as well. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.”

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. Delays in settlement could result in temporary periods when assets of an underlying fund are uninvested and no return can be earned on them. The inability of an underlying fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result in losses to an underlying fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since certain underlying funds may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates may influence the value of an underlying fund’s shares and may also affect the value of dividends and interest earned by an underlying fund and gains and losses realized by the underlying fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

The operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, an underlying fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit an underlying fund’s investment in those markets and may increase the expenses of the underlying fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of an underlying fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade. Whether or not an underlying fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, financial and other difficulties, the value and liquidity of an underlying fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties.

Europe-Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not an underlying fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the underlying fund’s investments.

Securities of Emerging Markets Issuers. Each portfolio, through its investment in certain of the underlying funds or directly, may invest in securities of emerging markets. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by a fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by a fund will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, a fund could lose a substantial portion or all of its investments in such countries. A fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which a fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a fund’s investment in those countries.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested.

Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. A fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for in U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a fund could lose its entire investment in any such country.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an underlying fund’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from a fund’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the underlying fund’s board.

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Equity-Linked Notes. Equity-linked notes (“ELNs”) are securities that are valued based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where an underlying fund may not have established local access. Investors in ELNs are subject to risk of loss of principal investment.

American, European and Continental Depositary Receipts. Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of a portfolio’s investment policies and limitations, ADRs are considered to have the same characteristics as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Certain underlying funds may also invest in EDRs and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. EDRs are issued in bearer form and are designed for use in European securities markets. GDRs are tradable both in the United States and Europe and are designed for use throughout the world.

For purposes of a portfolio’s investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership in common stock will be treated as common stock.

Warrants. A warrant entitles an underlying fund to purchase common stock from the issuer at a specified price and time. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Fixed Income Securities

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Many fixed income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the underlying funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa or Aa) or Standard & Poor’s, a subsidiary of The McGraw Hill Companies, Inc. (“S&P”) (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB) or determined by the underlying fund’s adviser to be of comparable quality. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in floating and variable rate income securities, including securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

High Yield Securities. Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in securities rated below investment grade, that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss because of default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features.

Synthetic Convertible Securities. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Each portfolio may invest in money market funds managed by LMPFA or its affiliates and money market funds managed by unaffiliated advisers. Money market funds invest in high-quality, U.S. dollar-denominated short-term debt securities and must follow strict rules as to the credit quality, liquidity, diversification and maturity of their investments. A portfolio may lose money on its investment in money market funds. If a portfolio invests in money market funds it will indirectly bear its proportionate share of the management fees and other expenses that are charged by the money market fund in addition to the management fees and other expenses paid by the portfolio. If a portfolio invests in money market funds that are managed by LMPFA or its affiliates, it is possible that a conflict of interest among the portfolio and the affiliated funds could affect how the portfolio’s manager and its affiliates fulfill their fiduciary duty to the portfolio and the affiliated funds.

U.S. Government Securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as securities issued by Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates. Since the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a fund or an underlying fund may invest in obligations issued by such an instrumentality if its adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a fund or the underlying fund, as the case may be.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. An underlying fund may invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a two-month lag). U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to their investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If an underlying fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the underlying fund may experience a loss if there is a subsequent period of deflation. An underlying fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, an underlying fund investing in inflation-indexed securities could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986, as amended (“Code”).

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While an underlying fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of an underlying fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain “special purpose” REITs in which an underlying fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year. If this happens, an underlying fund could be required to issue revised notices to its shareholders changing the character of the underlying fund’s distributions.

An underlying fund may invest wholly or partially in REITs by investing in ETFs that invest in REITs.

Mortgage-Related Securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners and include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as an underlying fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

Interests in pools of mortgage loans generally provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Securities issued by Ginnie Mae and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. The mortgage-backed securities guaranteed by Ginnie Mae are backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress. Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by their regulator, the Federal Housing Finance Agency. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Commercial banks, savings and loan institutions, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. The underlying funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the subadviser determines that the securities are an appropriate investment for the underlying fund.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker that issued the CMO held by a fund, the fund could experience delays in liquidating both its position and losses. An underlying fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. An underlying fund may also invest in “stripped” CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional mortgage-backed securities.

Governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, an underlying fund’s adviser may, consistent with the underlying fund’s investment objective and policies, consider making investments in such new types of securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, an underlying fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by an underlying fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed income securities.

Mortgage Dollar Rolls. Each of the portfolios, through its investment in certain of the underlying funds, may enter into mortgage dollar rolls. An underlying fund may enter into dollar rolls in which the fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, an underlying fund forgoes interest paid on the securities. An underlying fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. An underlying fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

An underlying fund executes mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where a fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities an underlying fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy, becomes insolvent or defaults on its obligations, an underlying fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. Dollar roll transactions may result in a form of leverage that increases an underlying fund’s sensitivity to interest rate changes and may increase the overall risk of investing in the fund.

Sovereign Government and Supranational Debt. Certain underlying funds may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Brady Bonds. Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating-rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

A significant amount of the Brady Bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Bank Obligations. Recently enacted legislation will affect virtually every area of banking and financial regulation. The impact of the regulation is not yet known and may not be known for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect an underlying fund’s investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each bank held by the underlying fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the underlying funds’ subadvisers or, with respect to the portfolios and certain underlying funds, Western Asset Management Company (“Western Asset”), as applicable, will carefully evaluate such investments on a case-by-case basis.

When-Issued Securities and Delayed-Delivery Transactions. To secure an advantageous price or yield, each of the portfolios, through its investment in certain of the underlying funds or directly, may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a portfolio or an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a portfolio or an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, fixed income government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by a portfolio or an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Eurodollar or Yankee Obligations. Certain underlying funds may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, an underlying fund will recognize a capital loss if it holds such securities to maturity.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the underlying funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a portfolio or an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by an underlying fund, but the portfolio’s subadviser or the adviser of the underlying fund will consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, a portfolio or an underlying fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective(s) and policies.

Derivative Transactions

General. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps (collectively, “Financial Instruments”). The underlying funds may use Financial Instruments as a hedging technique in an attempt to manage risk in the underlying fund’s portfolio, as a substitute for buying or selling securities, for certain underlying funds, as a means of enhancing returns or as a cash flow management technique. Except as otherwise provided in the Prospectuses, this SAI or by applicable law, an underlying fund may purchase and sell any type of Financial Instrument. An underlying fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that an underlying fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, an underlying fund’s ability to use Financial Instruments may be limited by tax considerations.

In addition to the instruments and strategies discussed in this section, the subadviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as the subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The subadviser may utilize these opportunities and techniques to the extent that they are consistent with the underlying fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

This discussion is not intended to limit an underlying fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the underlying fund as broadly as possible. Statements concerning what the underlying fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the Prospectuses or this discussion indicates that an underlying fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.

Summary of Certain Risks. The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to an underlying fund. In general, the use of Financial Instruments may increase the volatility of the underlying fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to the underlying fund. As noted above, there can be no assurance that any derivatives strategy will succeed.

•

Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the underlying fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon a subadviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if a subadviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

•

An underlying fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against the underlying fund’s position, the underlying fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the underlying fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If the underlying fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the underlying fund will continue to be subject to investment risk on the assets. In addition, the underlying fund may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair the underlying fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the underlying fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

•

An underlying fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the underlying fund is not successful in its negotiations, the underlying fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. The underlying fund may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the underlying fund continues to be subject to investment risk on the Financial Instrument. The fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

•

Certain Financial Instruments transactions may have a leveraging effect on an underlying fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When an underlying fund engages in transactions that have a leveraging effect, the value of the underlying fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the underlying fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•	Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to an underlying fund.

•

Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, an underlying fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (“OTC”) options and swaps, may be considered illiquid and therefore subject to the underlying fund’s limitation on illiquid investments.

•	In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in an underlying fund incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, the underlying fund might have been in a better position had it not attempted to hedge at all.

•

Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that an underlying fund uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the underlying fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.

•

Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, an underlying fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

•

Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, an underlying fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

•

Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that either are required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, an underlying fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the underlying fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

•

Financial Instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to Financial Instruments used outside the United States. Financial Instruments used outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

•

Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.

Options on Securities. Each of the portfolios, through its investment in certain of the underlying funds and directly, may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the adviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the adviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Writing out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (“OCC”) or similar clearing corporation and the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options only on national securities exchanges or in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which the adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist or may cease to exist. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. Each of the portfolios, through its investment in certain of the underlying funds, may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market or industry index such as the S&P 100 Index, the NYSE Arca Oil Index or the NYSE Arca Computer Technology Index.

Options on stock indexes are generally similar to options on stock except for the delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund may engage in stock index options transactions when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions. Each of the portfolios, through its investment in certain of the underlying funds, may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

To attempt to hedge against adverse movements in exchange rates between currencies, an underlying fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (“transaction hedging”). Further, when the adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward currency contract to sell the currency the adviser expects to decline in an amount approximating the value of some or all of the fund’s securities denominated in that currency. When the adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to appreciate for a fixed amount (“position hedging”). In this situation, the fund may, in the alternative, enter into a forward currency contract to sell a different currency for a fixed amount of the currency expected to decline where the adviser believes that the value of the currency to be sold pursuant to the forward currency contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated (“cross hedging”). A fund’s custodian places cash or other liquid assets in a separate account of the fund having a value equal to the aggregate amount of the fund’s commitments under forward currency contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments with respect to such contracts.

At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options. Each of the portfolios, through its investment in certain of the underlying funds, may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three-, six- and nine-month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a “long” position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund’s not participating in a market advance. A fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a “short” position) as it purchases individual stocks. A fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate—but not totally offset—the decline in the value of the fund.

Each of the portfolios, through its investment in certain of the underlying funds, may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. The ability of the underlying funds to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

No consideration will be paid or received by an underlying fund upon the purchase or sale of a futures contract. Initially, an underlying fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when an underlying fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, an underlying fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although an underlying fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, an underlying fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Commodity Exchange Act Regulation. Each portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the portfolios, from registration as a “commodity pool operator” with respect to each portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to each portfolio under the CEA. As a result, each portfolio is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, each portfolio must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the portfolio’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the portfolio’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the portfolio’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). Each portfolio would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, a portfolio may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value (“NAV”) of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swaps, Caps, Floors and Collars. Certain underlying funds may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the underlying fund anticipates purchasing at a later date or to attempt to enhance total return. A swap typically involves the exchange by an underlying fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments (such as individual securities, baskets of securities and securities indices) or market factors (such as those listed below). Depending on their structure, swap agreements may increase or decrease the overall volatility of an underlying fund’s investments and its share price because, and to the extent, these agreements affect an underlying fund’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift an underlying fund’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.

If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

Certain underlying funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non- U.S. corporate issuer, on the debt obligation. In return, an underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying fund would keep the stream of payments and would have no payment obligations. As the seller, an underlying fund would be subject to investment exposure on the notional amount of the swap, which may be significantly larger than the underlying fund’s cost to enter into the credit default swap. An underlying fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps, and swaptions on credit default swap indices. (See “Options on Swaps” below.)

Certain underlying funds may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to an underlying fund in the event of a default.

Certain underlying funds may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by an underlying fund. In such an instance, an underlying fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of an underlying fund’s portfolio, the underlying fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

The net amount of the excess, if any, of an underlying fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be set aside as cover, as described below. An underlying fund will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis, and will maintain cover as required by SEC guidelines from time to time with respect to caps and floors written by an underlying fund.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. An underlying fund may write (sell) and purchase put and call swaptions. An underlying fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the underlying fund is hedging its assets or its liabilities. An underlying fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. An underlying fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, or to protect against an increase in the price of securities the underlying fund anticipates purchasing at a later date or for any other purpose, such as speculation to increase returns. Swaptions are generally subject to the same risks involved in an underlying fund’s use of options.

Depending on the terms of the particular option agreement, an underlying fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an underlying fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an underlying fund writes a swaption, upon exercise of the option the underlying fund will become obligated according to the terms of the underlying agreement.

Commodity-Linked Derivative Instruments. Investments by an underlying fund in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The means by which an underlying fund seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the underlying fund’s intention to qualify as a regulated investment company under the Code.

An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. There is a risk that even when a commodity’s price is rising, contango could create negative roll returns and result in a loss to an underlying fund.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Other Investments and Risks

Redemption Risk. A portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the portfolio has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the portfolio could hurt performance and/or cause the remaining shareholders in the portfolio to lose money. Further, if one decision maker has control of portfolio shares owned by separate portfolio shareholders, including clients or affiliates of the portfolio’s investment manager, redemptions by these shareholders may further increase the portfolio’s redemption risk. If the portfolio is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Repurchase Agreements. Under the terms of a typical repurchase agreement, a portfolio or an underlying fund would acquire one or more underlying debt obligations, frequently obligations issued by the U.S. government or its agencies or instrumentalities, for a relatively short period (typically overnight, although the term of an agreement may be many months), subject to an obligation of the seller to repurchase, and the portfolio or underlying fund to resell, the obligation at an agreed-upon time and price. The repurchase price is typically greater than the purchase price paid by the portfolio or underlying fund, thereby determining the portfolio’s or underlying fund’s yield. A repurchase agreement is similar to, and may be treated as, a secured loan, where the portfolio or underlying fund loans cash to the counterparty and the loan is secured by the purchased securities as collateral. All repurchase agreements entered into by a portfolio or an underlying fund are required to be collateralized so that at all times during the term of a repurchase agreement, the value of the underlying securities is at least equal to the amount of the repurchase price. Also, a portfolio or an underlying fund or its custodian is required to have control of the collateral, which the subadviser or Western Asset, as applicable, believes will give the portfolio or underlying fund a valid, perfected security interest in the collateral.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s or an underlying fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a portfolio or an underlying fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. If a portfolio or an underlying fund enters into a repurchase agreement involving securities the portfolio or underlying fund could not purchase directly, and the counterparty defaults, the portfolio or underlying fund may become the holder of securities that it could not purchase. These repurchase agreements may be subject to greater risks. In addition, these repurchase agreements may be more likely to have a term to maturity of longer than seven days.

Repurchase agreements maturing in more than seven days are considered to be illiquid.

Pursuant to an exemptive order issued by the SEC, the portfolios and underlying funds, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements secured by cash and U.S. government securities, subject to certain conditions.

Securities Lending. Consistent with applicable regulatory requirements, the underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. An underlying fund will not lend portfolio securities to affiliates of the manager unless it has applied for and received specific authority to do so from the SEC. From time to time, an underlying fund may pay to the borrower and/or a third party which is unaffiliated with the fund or Legg Mason and is acting as a “finder” a part of the interest earned from the investment of collateral received for securities loaned. Although the borrower will generally be required to make payments to a fund in lieu of any dividends the fund would have otherwise received had it not loaned the shares to the borrower, such payments will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).

Requirements of the SEC, which may be subject to future modification, currently provide that the following conditions must be met whenever an underlying fund lends its portfolio securities: (a) an underlying fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) an underlying fund must be able to terminate the loan at any time; (d) an underlying fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) an underlying fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment in the loaned securities occurs, an underlying fund must terminate the loan and regain the right to vote the securities.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales. Each of the portfolios, through its investment in certain of the underlying funds, may from time to time sell securities short. A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in the market price of that security. To effect a short sale, the fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

When a fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the fund’s obligation to cover the short position. The fund may use securities it owns to meet such collateral obligations. Generally, the fund may not keep, and must return to the lender, any dividends or interest that accrue on the borrowed security during the period of the loan. Depending on the arrangements with a broker or the custodian, the fund may or may not receive any payments (including interest) on collateral it designates as security for the broker.

In addition, until the fund closes its short position or replaces the borrowed security, the fund, pursuant to the 1940 Act, will designate liquid assets it owns (other than short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short. The amount segregated in this manner will be increased or decreased each business day (called marked-to-the-market) in an amount equal to the changes in the market value of the fund’s obligation to purchase the security sold short. This may limit the fund’s investment flexibility as well as its ability to meet redemption requests or other current obligations.

An underlying fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security. Whenever the fund sells short, it must segregate assets held by its custodian as collateral to cover its obligation, and maintain the collateral in an amount at least equal to the market value of the short position. To the extent that the liquid securities segregated by the fund’s custodian are subject to gain or loss, and the securities sold short are subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the fund in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when the fund executes short sales leverage will normally be created.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that an underlying fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

An underlying fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

In addition, as a hedging technique, an underlying fund may purchase call options to buy securities sold short by the underlying fund. Such options would lock in a future price and protect the underlying fund in case of an unanticipated increase in the price of a security sold short by the underlying fund.

Short Sales against the Box. Each of the portfolios, through its investment in certain of the underlying funds, may enter into short sales “against the box.” A fund may enter into a short sale of common stock such that when the short position is open the fund owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery the fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted and Illiquid Securities. Each of the portfolios, through its investment in certain of the underlying funds, may invest in securities the disposition of which is subject to legal or contractual restrictions. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security. Illiquid securities may include (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) TDs maturing in more than seven calendar days; (d) securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets; and (e) securities of new and early stage companies whose securities are not publicly traded.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under these regulations is “liquid.” The portfolios intend to rely on these regulations, to the extent appropriate, to deem specific securities acquired through private placements as “liquid.” The Board has delegated to each portfolio’s adviser or Western Asset, as applicable, the responsibility for determining whether a particular security eligible for trading under these regulations is “liquid.” Investing in these restricted securities could have the effect of increasing an underlying fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Restricted securities may be sold only (1) pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (such securities are referred to herein as “Rule 144A securities”), or another exemption; (2) in privately negotiated transactions; or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. As noted above, each portfolio’s adviser or Western Asset, as applicable, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments the portfolio may own. Where registration is required, a portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio is able to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the portfolio might obtain a less favorable price than expected when it decided to sell.

Illiquid securities may be difficult to value and a fund may have difficulty disposing of such securities promptly. Judgment plays a greater role in valuing illiquid investments than those securities for which a more active market exists. The fund does not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the United States.

To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market will be acquired by a portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the portfolio’s net assets.

Reverse Repurchase Agreements. Each of the portfolios, through its investment in certain underlying funds, may enter into reverse repurchase agreements, which involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if a fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and a fund intends to use the reverse repurchase technique only when its adviser believes it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a fund’s assets. A fund’s custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitment of the fund.

Leveraging. Each of the portfolios, through its investment in certain of the underlying funds, may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days (not including Sundays and holidays) so as to restore its asset coverage to the 300% level.

Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the NAV of the underlying fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the NAV of the fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. Therefore, leverage may exaggerate changes in the NAV of a fund’s shares and in a fund’s yield. Although the principal or stated value of such borrowings will be fixed, a fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the fund will have to pay in respect thereof, the fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

Investments in Other Mutual Funds. The investments of each portfolio are concentrated in underlying funds, so each portfolio’s investment performance is directly related to the investment performance of the underlying funds it holds. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by QS LMGAA. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved.

The underlying funds are subject to management risk. This is the risk that the adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

The portfolios will invest only in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the portfolios, at NAV and, accordingly, will not pay any sales loads or 12b-1 service or distribution-related fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Legg Mason affiliated funds that are applicable to the class of shares owned by the portfolio. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested. These expenses are in addition to the expenses that the fund bears directly in connection with its own operations.

When a portfolio redeems shares from an underlying fund, the underlying fund, under certain circumstances, may choose to pay the portfolio’s net redemption proceeds with an in-kind distribution of a portion of the underlying fund’s securities rather than in cash. If the portfolio does not want to invest in such securities directly, it will liquidate such securities as soon as practicable. The liquidation of securities may cause a portfolio to incur brokerage or other transaction costs. In addition, there can be no assurance that when a portfolio sells these securities, it would receive the value attributed to the securities by the underlying fund.

Securities of Unseasoned Issuers. Each portfolio, through its investment in certain of the underlying funds or directly, may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the underlying funds’ advisers believe it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the underlying fund desire to sell any of these securities when a ready buyer is not available at a price that the fund’s adviser deems representative of its value, the value of the underlying fund’s net assets could be adversely affected.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund’s NAV per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund’s NAV per share to decrease faster than would otherwise be the case.

Exchange-Traded Funds (“ETFs”). Certain underlying funds may invest in shares of ETFs whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the OTC market. As with other investments in shares of mutual funds, the underlying fund will bear its pro rata portion of the ETF’s expenses, including advisory fees, brokerage, shareholder servicing and other operational expenses. These expenses are in addition to the direct expenses of the underlying fund’s own operations.

ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class, including precious metals or other commodities. Many ETFs are not actively “managed.” Therefore, those ETFs may not sell a security because the security’s issuer was in financial difficulty unless that security is removed from the relevant index. Such an ETF may not perform the same as its benchmark index due to tracking error. An ETF’s return may not match the return of the benchmark index for a number of reasons. For example, the ETF incurs a number of operating expenses not applicable to the benchmark index, and incurs costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of the benchmark index, or a representative sample of the benchmark index. The ETF may not be fully invested at times, either as a result of cash flows into the ETF or reserves of cash held by the ETF to meet redemptions and pay expenses. Since the ETF may utilize a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the benchmark index, as would be the case if the ETF purchased all of the stocks in the benchmark index. Such an ETF would be subject to management risk, which is the risk that the ETF’s adviser security selection process may not produce the intended results. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and they may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, the portfolio’s risk would be limited to the amount it invested in the ETF.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and the portfolio will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, the portfolio may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on the portfolio’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising (see “Commodity-Linked Derivative Instruments” above).

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the portfolio’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits. The SEC has issued such exemptive orders to certain ETFs in which the portfolio may invest, which permits investment companies to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the portfolio generally may acquire up to 25% of the assets of an ETF. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Exchange-Traded Notes (“ETNs”). An underlying fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are publicly traded on a U.S. securities exchange. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced underlying asset. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ETNs are also subject to tax risk. The Internal Revenue Service and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its NAV.

Master Limited Partnerships (“MLPs”). An underlying fund may invest in MLPs, which are limited partnerships (or similar entities) that are operated by one or more general partners. Limited partners own the remainder of the partnership through limited partnership interests (often referred to as “common units”) and have a limited role in the partnership’s operations and management. Common units generally are registered with the SEC and are publicly traded on U.S. securities exchanges or in the OTC market, and their value generally fluctuates based on prevailing market conditions and the success of the MLP. When investing in an MLP, an underlying fund will purchase publicly traded common units.

Investing in MLPs is subject to the risks applicable to investing in a partnership as compared to a corporation, including fewer protections afforded to investors. For instance, owners of common units in an MLP may have limited voting rights and no ability to elect directors. Unitholders of an MLP generally are limited in their liability, but creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources, although they may also finance entertainment, research and development and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Risks involved with investing in an MLP also include the risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices.

Non-Diversified Portfolios. Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such fund is permitted to invest a greater proportion of its assets in the securities of a small number of issuers, each such fund may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund because of subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, a portfolio is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a portfolio’s manager, subadviser(s) and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a portfolio’s ability to calculate its NAV, impediments to trading, the inability of portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a portfolio invests, counterparties with which the portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a portfolio’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a portfolio cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the portfolio or its shareholders. A portfolio and its shareholders could be negatively impacted as a result.

INVESTMENT POLICIES

The portfolios have adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of the portfolios may not be changed without the vote of a majority of the outstanding shares of the portfolio, defined under the 1940 Act as the lesser of (a) 67% or more of the voting power of the portfolio present at a shareholder meeting, if the holders of more than 50% of the voting power of the portfolio are present in person or represented by proxy, or (b) more than 50% of the voting power of the portfolio. The Board may change non-fundamental investment policies at any time.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of the restriction.

Fundamental Investment Policies

Each portfolio’s fundamental investment policies are as follows:

(1) The portfolio may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(2) The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3) The portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4) The portfolio may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5) The portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6) The portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. (A fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the fund’s asset coverage falls below 300%, the fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently no portfolio contemplates borrowing money for leverage, but if a portfolio does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act.

Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a portfolio investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a portfolio to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the portfolio may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a portfolio, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the portfolio’s subadviser believes the income justifies the attendant risks. The portfolio also will be permitted by this policy to make loans of money, including to other funds. A portfolio would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent a portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.

Due to its investment objectives and policies, each portfolio will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the portfolios’ investment programs set forth in the Prospectuses, each portfolio may invest more than 25% of its assets in certain underlying funds. Under Section 12(d)(l)(g) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds. However, each of the underlying funds in which each portfolio will invest will not concentrate more than 25% of its total assets in any one industry.

The portfolios’ fundamental policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Non-Fundamental Investment Policies

Each portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.

Non-Diversified Status

The portfolios are currently classified as non-diversified under the 1940 Act. A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. A non-diversified fund is not subject to these limitations. Therefore, as a non-diversified fund, a portfolio can invest a greater portion of its assets in a single issuer or a limited number of issuers than may a diversified fund. In this regard, the portfolios are subject to greater risk than diversified funds.

Portfolio Turnover

For reporting purposes, a portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

In the event that portfolio turnover increases, this increase necessarily results in correspondingly greater transaction costs which must be paid by each fund.

For the fiscal years ended December 31, 2014 and December 31, 2013, the portfolio turnover rates were as follows:

Name of Portfolio	2014 (%)	2013 (%)
Growth	19	9
Moderate Growth	17	9
Conservative Growth	17	13

The underlying funds do not limit their portfolio turnover rates should the adviser deem it advisable to purchase or sell securities. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares or (b) change the allocation of its assets between equity and fixed income underlying funds or the amount of its investments in one or more underlying funds in response to market conditions.

MANAGEMENT

The business and affairs of the portfolios are conducted by management under the supervision and subject to the direction of its Board. The business address of each Trustee is c/o Kenneth D. Fuller, 100 International Drive, 11th Floor, Baltimore, MD 21202. Information pertaining to the Trustees and officers of the portfolios is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Independent Trustees#:

Paul R. Ades Born 1940	Trustee	Since 1983	Paul R. Ades, PLLC (law firm) (since 2000)	39	None

Andrew L. Breech Born 1952	Trustee	Since 1991	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)	39	None

Dwight B. Crane Born 1937	Trustee	Since 1981	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)	39	None

Althea L. Duersten†† Born 1951	Trustee	Since 2014	Retired (since 2011); formerly, Chief Investment Officer, North America, JP Morgan Chase (investment bank) and member of JP Morgan Executive Committee (1993 to 2011)	39	None

Frank G. Hubbard Born 1937	Trustee	Since 1993	President, Avatar International Inc. (business development) (since 1998)	39	None

Howard J. Johnson Born 1938	Chairman and Trustee	From 1981 to 1998 and since 2000 (Chairman since 2013)	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)	39	None

Jerome H. Miller Born 1938	Trustee	Since 1995	Retired	39	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Ken Miller Born 1942	Trustee	Since 1983	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)	39	None

John J. Murphy Born 1944	Trustee	Since 2002	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)	39	Trustee, UBS Funds (35 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly Born 1948	Trustee	Since 1983	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)	39	Director, Citizens National Bank of Greater St. Louis (since 2006)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Interested Trustee and Officer:

Kenneth D. Fuller† Born 1958	Trustee, President and Chief Executive Officer	Since 2013	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 157 funds associated with LMPFA or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009)	147	None

#	Trustees who are not “interested persons” of the portfolios within the meaning of Section 2(a)(19) of the 1940 Act.

*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.

†	Mr. Fuller is an “interested person” of the portfolios, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

††	Effective April 1, 2014, Ms. Duersten became a Trustee.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:

Ted P. Becker Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Susan Kerr Born 1949 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Anti-Money Laundering Compliance Officer	Since 2013

Assistant Vice President of Legg Mason & Co. and LMIS (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Vanessa Williams Born 1979 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Identity Theft Prevention Officer	Since 2011	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Born 1954 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Born 1962 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2013)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Richard F. Sennett Born 1970 Legg Mason 100 International Drive 7th Floor Baltimore, MD 21202	Principal Financial Officer	Since 2011	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer	Since 2014	Vice President of Legg Mason & Co. (since 2011); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Manager of Fund Administration at UBS Global Asset Management (prior to 2007)

Jeanne M. Kelly Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office for a fund in the Legg Mason fund complex.

Each Trustee, except for Mr. Fuller and Ms. Duersten, previously served as a trustee or director of certain predecessor funds in the fund complex, and each Trustee, except for Mr. Fuller and Ms. Duersten, was thus initially selected by the board of the applicable predecessor funds. In connection with a restructuring of the fund complex completed in 2007, the Board was established to oversee mutual funds in the fund complex that invest primarily in equity securities, including the portfolios, with a view to ensuring continuity of representation by board members of predecessor funds on the Board and in order to establish a Board with experience in and focused on overseeing equity mutual funds, which experience would be further developed and enhanced over time.

The Independent Trustees were selected to join the Board based upon the following as to each Trustee: character and integrity; service as a board member of predecessor funds (except Ms. Duersten); willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with the requirements of the Trust’s retirement policies and the Trustee’s status as not being an “interested person” of the portfolios, as defined in the 1940 Act. Mr. Fuller was selected to join the Board based upon the following: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with requirements of the Trust’s retirement policies; and his status as a representative of Legg Mason.

Independent Trustees constitute more than 75% of the Board. Mr. Johnson serves as Chairman of the Board and is an Independent Trustee. Mr. Fuller is an interested person of the portfolios.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, the subadviser and Western Asset, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee.

Each Trustee, except for Mr. Fuller and Ms. Duersten, has served as a board member of the portfolios and other funds (or predecessor funds) in the fund complex for at least eight years. Mr. Ades has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Breech has substantial experience as the chief executive of a private corporation. Mr. Crane has substantial experience as an economist, academic and business consultant. Ms. Duersten has substantial experience as a global investment and trading manager in capital markets across multiple asset classes, including as the chief investment officer for the North American region of a major investment bank and service on its executive committee. Mr. Hubbard has substantial experience in business development and was a senior executive of an operating company. Mr. Johnson has substantial experience as the chief executive of an operating company and in the financial services industry, including as an actuary and pension consultant. Mr. Jerome Miller had substantial experience as an executive in the asset management group of a major broker/dealer. Mr. Ken Miller has substantial experience as a senior executive of an operating company. Mr. Murphy has substantial experience in the asset management business and has current and prior service on the boards of other mutual funds and corporations. Mr. Schlafly has substantial experience practicing law and also serves as the president of a private corporation and as director of a bank. Mr. Fuller has been the Chief Executive Officer of the Trust and other funds in the fund complex since 2013 and has investment management and risk oversight experience as an executive and portfolio manager and in leadership roles with Legg Mason and affiliated entities and another investment advisory firm. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board.

The Board has five standing Committees: the Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee and the Compensation and Nominating Committee (which is a sub-committee of the Governance Committee). Each Committee is chaired by an Independent Trustee. The Audit Committee and the Governance Committee are composed of all of the Independent Trustees. The Contract Committee is composed of three Independent Trustees. The Performance Committee is composed of four Independent Trustees and the Chairman of the Board. The Compensation and Nominating Committee is composed of two Independent Trustees. The Lead Independent Trustee (the “Lead Trustee”) serves as the Chair of the Governance Committee. Where deemed appropriate, the Board may constitute ad hoc committees.

The Chairman of the Board and the chairs of the Audit and Performance Committees work with the Chief Executive Officer of the Trust to set the agendas for Board and committee meetings. The Chairman of the Board also serves as a key point person for interaction between management and the Independent Trustees. Through the committees the Independent Trustees consider and address important matters involving the portfolios, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that each portfolio has effective and independent governance and oversight. The Board also has determined that its leadership structure, in which the Chairman of the Board is not affiliated with Legg Mason, is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management, including the portfolios’ subadviser and Western Asset.

The Audit Committee oversees the scope of each portfolio’s audit, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of each portfolio’s accounting, auditing and financial reporting practices, the qualifications and independence of each portfolio’s independent registered public accounting firm and each portfolio’s compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of each portfolio’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each portfolio by the independent registered public accounting firm and all permissible non-audit services provided by each portfolio’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the portfolio’s operations and financial reporting. The Audit Committee also assists the Board in fulfilling its responsibility for the review and negotiation of each portfolio’s investment management and subadvisory arrangements.

The Contract Committee is charged with assisting the Board in requesting and evaluating such information from the manager, the subadviser and Western Asset as may reasonably be necessary to evaluate the terms of each portfolio’s investment management agreement, subadvisory arrangements and distribution arrangements.

The Performance Committee is charged with assisting the Board in carrying out its oversight responsibilities over the portfolios and portfolio management with respect to investment management, objectives, strategies, policies and procedures, performance and performance benchmarks, and the applicable risk management process.

The Governance Committee is charged with overseeing Board governance and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Trustees of the Trust. The Governance Committee has formed the Compensation and Nominating Committee, the function of which is to recommend to the Board the appropriate compensation for serving as a Trustee on the Board. In addition, the Compensation and Nominating Committee is responsible for, among other things, selecting and recommending candidates to fill vacancies on the Board. The Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each portfolio and its shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s

Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

Service providers to the portfolios, primarily the portfolios’ manager, the subadviser and Western Asset and, as appropriate, their affiliates, have responsibility for the day-to-day management of the portfolios, which includes responsibility for risk management. As an integral part of its responsibility for oversight of the portfolios, the Board oversees risk management of the portfolios’ investment programs and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the portfolios and their service providers. The Board has emphasized to the portfolios’ manager, the subadviser and Western Asset the importance of maintaining vigorous risk management. The Board exercises oversight of the risk management process primarily through the Audit Committee and the Performance Committee, and through oversight by the Board itself.

The portfolios are subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a portfolio. The portfolios’ manager, the subadviser and Western Asset, the affiliates of the manager, the subadviser and Western Asset, or various service providers to the portfolios employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the portfolios’ and the manager’s Chief Compliance Officer and the manager’s chief risk officer, as well as personnel of the subadviser and Western Asset and other service providers, such as the portfolios’ independent registered public accounting firm, make periodic reports to the Audit Committee, the Performance Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the portfolios can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each portfolio’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

The Board met [•] times during the fiscal year ended December 31, 2014. The Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee and the Compensation and Nominating Committee met [•], [•], [•], [•] and [•] time(s), respectively, during the fiscal year ended December 31, 2014.

The following table shows the amount of equity securities owned by the Trustees in each portfolio and other investment companies in the fund complex overseen by the Trustees as of December 31, 2014.

	Dollar Range of Equity Securities in			Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee ($)
Name of Trustee	Growth ($)	Moderate Growth ($)	Conservative Growth ($)
Independent Trustees
Paul R. Ades	None	None	None	Over 100,000
Andrew L. Breech	None	None	None	Over 100,000
Dwight B. Crane	None	None	None	Over 100,000
Althea L. Duersten	None	None	None	Over 100,000
Frank G. Hubbard	None	None	None	Over 100,000

	Dollar Range of Equity Securities in			Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee ($)
Name of Trustee	Growth ($)	Moderate Growth ($)	Conservative Growth ($)
Howard J. Johnson	None	None	None	Over 100,000
Jerome H. Miller	None	None	None	Over 100,000
Ken Miller	None	None	None	Over 100,000
John J. Murphy	None	None	None	Over 100,000
Thomas F. Schlafly	None	None	None	Over 100,000
Jerry A. Viscione	None	None	None	Over 100,000
Interested Trustee
Kenneth D. Fuller	None	None	None	Over 100,000

As of December 31, 2014, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, subadviser, Western Asset or distributor of the portfolios, or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, subadviser, Western Asset or distributor of the portfolios.

The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Fuller, an “interested person” of the portfolios, as defined in the 1940 Act, does not receive compensation from the portfolios for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Each portfolio pays each of the Independent Trustees its pro rata share of: an annual fee of $160,000, plus $30,000 for each regularly scheduled Board meeting attended in person, and $1,000 for each telephonic Board meeting in which that Trustee participates. The Chairman of the Board receives an additional $55,000 per year, the Chair of the Audit Committee receives an additional $25,000 per year and the Chairs of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee receive an additional $12,500 per year. Other members of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee receive an additional $10,000 per year. The Trustee designated as the portfolios’ audit committee financial expert (as defined in the instructions to Item 3 of Form N-CSR) receives an additional $15,000 per year. As of January 1, 2015, the Trustee designated as a portfolio’s risk management liaison and the Trustee designated as the portfolio’s insurance liaison receive an additional $12,500 per year.

Officers of the Trust receive no compensation from the portfolios, although they may be reimbursed by the portfolios for reasonable out-of-pocket travel expenses for attending Board meetings.

Information regarding compensation paid to the Trustees is shown below.

	Aggregate Compensation from the Portfolios(2) ($)			Total Pension or Retirement Benefits Paid as Part of Fund Expenses(4) ($)	Total Compensation from Fund Complex Paid to Trustee(3) ($)	Number of Portfolios in Fund Complex Overseen by Trustee(2)
Name of Trustee	Growth	Moderate Growth	Conservative Growth
Independent Trustees
Paul R. Ades				None		[•]
Andrew L. Breech				None		[•]
Dwight B. Crane				None		[•]
Althea L. Duersten(5)				None		[•]
Frank G. Hubbard				None		[•]
Howard J. Johnson				None		[•]
Jerome H. Miller				None		[•]

	Aggregate Compensation from the Portfolios(2) ($)			Total Pension or Retirement Benefits Paid as Part of Fund Expenses(4) ($)	Total Compensation from Fund Complex Paid to Trustee(3) ($)	Number of Portfolios in Fund Complex Overseen by Trustee(2)
Name of Trustee	Growth	Moderate Growth	Conservative Growth
Ken Miller				None		[•]
John J. Murphy				None		[•]
Thomas F. Schlafly				None		[•]
Interested Trustees
Kenneth D. Fuller(1)	None	None	None	None	N/A	[•]]

(1)	Mr. Fuller is not compensated for his services as a Trustee, because of his affiliations with the manager.

(2)	Information is for the fiscal year ended December 31, 2014.

(3)	Information is for the calendar year ended December 31, 2014.

(4)	Pursuant to prior retirement plans, the portfolios made no payments to former Trustees for the fiscal year ended December 31, 2014.

(5)	Ms. Duersten joined the Board effective April 1, 2014.

As of March 31, 2015, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each portfolio.

As of March 31, 2015, to the knowledge of the portfolios, the following shareholders or “groups” (as the term is used in Section 13(d) of the Securities Exchange Act of 1934 (the “1934 Act”)) owned, beneficially or of record, 5% or more of the outstanding shares of each portfolio:

Portfolio	Name and Address	Percent of Shares (%)

Portfolio	Name and Address	Percent of Shares (%)

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

LMPFA serves as investment manager to each portfolio pursuant to an investment management agreement (the “Management Agreement”). LMPFA provides administrative and certain oversight services to each portfolio. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. As of December 31, 2014, LMPFA’s total assets under management were approximately $[•] billion. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $[•] billion.

The manager has agreed, under each Management Agreement, subject to the supervision of the portfolios’ Board, to provide each portfolio with investment research, advice, management and supervision; furnish a continuous investment program for each portfolio’s securities holdings and other investments consistent with each portfolio’s investment objective, policies and restrictions; and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory arrangements, as described below.

The manager performs administrative and management services as reasonably requested by the portfolios necessary for the operation of the portfolios, such as (i) supervising the overall administration of the portfolios, including negotiation of contracts and fees with and the monitoring of performance and billings of the portfolios’ transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the portfolios’ existence; and (v) maintaining the registration and qualification of the portfolios’ shares under federal and state laws.

Each Management Agreement will continue in effect for its initial term and thereafter from year to year, provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the portfolios (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the portfolios when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the portfolios (as defined in the 1940 Act) or by a vote of a majority of the Trustees, or by the manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). No Management Agreement is assignable by the Trust except with the consent of the manager. Each Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the portfolios, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

No fee is charged under any Management Agreement.

Subadvisory Arrangements

QS LMGAA serves as the subadviser to each portfolio pursuant to a subadvisory agreement between the manager and QS LMGAA with respect to each portfolio (the “Subadvisory Agreement”). QS LMGAA is a wholly-owned subsidiary of Legg Mason. QS LMGAA has offices at 880 Third Avenue, New York, New York 10022 and provides asset allocation advisory services to mutual funds and section 529 plans. As of December 31, 2014, LMGAA’s total assets under management were approximately $[•] billion. Effective May 31, 2014, QS Investors, LLC, Batterymarch Financial Management, Inc. and Legg Mason Global Asset Allocation, LLC became subject to common management and investment oversight with the intention of integrating the firms over time to create a combined investment platform. Effective June 30, 2014, Batterymarch Financial Management, Inc.’s and Legg Mason Global Asset Allocation, LLC’s names were changed to QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC, respectively, to reflect this integration. As of December 31, 2014, the aggregate total assets under management of these firms were approximately $19.39 billion.

Western Asset manages the portion of each portfolio’s cash and short-term instruments allocated to it pursuant to an agreement between the manager and Western Asset (the “Western Asset Agreement”). Western Asset is a wholly-owned subsidiary of Legg Mason. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $466 billion.

Under each Subadvisory Agreement and the Western Asset Agreement, subject to the supervision and direction of the Board and the manager, the subadviser and Western Asset will manage each portfolio in accordance with the portfolio’s stated investment objective and policies, assist in supervising all aspects of each portfolio’s operations, make investment decisions for each portfolio, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the portfolio.

Each Subadvisory Agreement and Western Asset Agreement will continue in effect for its initial term and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act) may terminate the Subadvisory Agreement or the Western Asset

Agreement without penalty, in each case on not more than 60 days’ nor less than 30 days’ written notice to the subadviser or Western Asset. Each of the subadviser and Western Asset may terminate the Subadvisory Agreement or the Western Asset Agreement, as applicable, on 90 days’ written notice to the portfolio and the manager. Each of the Subadvisory Agreement and the Western Asset Agreement may be terminated upon the mutual written consent of the manager and the subadviser or Western Asset, as applicable. Each of the Subadvisory Agreement and the Western Asset Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser or Western Asset, as applicable, and shall not be assignable by the manager without the consent of the subadviser or Western Asset, as applicable.

The subadviser and Western Asset do not receive a fee from the manager.

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of December 31, 2014.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the portfolios) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed* ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Conservative Growth
Y. Wayne Lin	Registered investment companies

Other pooled investment vehicles

Other accounts

Thomas Picciochi	Registered investment companies

Other pooled investment vehicles

Other accounts

Ellen Tesler	Registered investment companies

Other pooled investment vehicles

Other accounts
Moderate Growth
Y. Wayne Lin	Registered investment companies

Other pooled investment vehicles

Other accounts

	Type of Account	Number of Accounts Managed	Total Assets Managed* ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)

Thomas Picciochi	Registered investment companies

Other pooled investment vehicles

Other accounts

Ellen Tesler	Registered investment companies

Other pooled investment vehicles

Other accounts
Growth
Y. Wayne Lin	Registered investment companies

Other pooled investment vehicles

Other accounts

Thomas Picciochi	Registered investment companies

Other pooled investment vehicles

Other accounts

Ellen Tesler	Registered investment companies

Other pooled investment vehicles

Other accounts

*	“Total Assets Managed” include QS LMGAA’s assets in ETFs and “funds of funds” managed by both affiliates and non-affiliates of Legg Mason.

Portfolio Manager Compensation Structure

Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary. Base salary is the fixed portion of the portfolio manager compensation and is linked to professional experience and qualifications and financial services industry peer comparison.

Variable Compensation. Variable compensation for portfolio managers will be linked to the metrics for which they have responsibility; checking and implementing quantitative model output, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring adherence to regulatory and investment guidelines. Portfolio manager compensation is not tied to peer group and/or relative benchmark performance. The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to the investment team, the investment process and overall performance (distinct from fund and other account performance). Other factors taken into consideration include adherence to Compliance Policies and Procedures, Risk Management procedures and the firm’s Code of Ethics.

Potential Conflicts of Interest

The subadviser maintains policies and procedures reasonably designed to detect and minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

The subadviser has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, market restrictions or for other reasons.

Similar Investment Strategies. The subadviser and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by the subadviser to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. The subadviser may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, the subadviser has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. To manage conflicts that may arise from management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by the subadviser may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. The subadviser has implemented a Code of Ethics which is designed to address the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics addresses this potential conflict of interest by imposing reporting requirements, blackout periods, supervisory oversight and other measures designed to reduce conflict.

The subadviser allows its employees to trade in securities that it recommends to advisory clients. The subadviser’s employees may buy, hold or sell securities at or about the same time that the subadviser is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by the subadviser for its client accounts. The subadviser and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by the subadviser. This may result in a potential conflict of interest since the subadviser’s employees have knowledge of such funds’ investment holdings, which is non-public information.

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the portfolios by the portfolio managers responsible for the day-to-day management of the portfolios as of December 31, 2014. None of the portfolio managers own portfolio shares because portfolio shares are available only through the purchase of variable annuity or variable life insurance contracts issued by Participating Insurance Companies through their separate accounts or through qualified retirement and pension plans.

Portfolio Manager	Portfolio	Dollar Range of Ownership of Securities ($)
Y. Wayne Lin	Growth	None
	Moderate Growth	None
	Conservative Growth	None
Thomas Picciochi	Growth	None
	Moderate Growth	None
	Conservative Growth	None
Ellen Tesler	Growth	None
	Moderate Growth	None
	Conservative Growth	None

Expenses

In addition to amounts payable under the Management Agreements, each portfolio is responsible for its own expenses, including, among other things: interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to the issuance and redemption or repurchase of the portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the portfolio’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the portfolio; Board fees; audit fees; travel expenses of officers, Trustees and employees of the portfolio, if any; the portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the portfolio and its officers, Trustees and employees; and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the portfolio is a party and any legal obligation which the portfolio may have to indemnify the portfolio’s Trustees and officers with respect thereto.

Management may agree to implement an expense cap, waive fees and/or reimburse operating expenses for one or more classes of shares. Any such waived fees and/or reimbursed expenses are described in the portfolios’ Prospectuses. The expense caps and waived fees and/or reimbursed expenses do not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class (except to the extent relating to routine items such as the election of Trustees or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

In order to implement an expense cap, the manager will, as necessary, waive management fees and/or reimburse operating expenses. However, the manager is permitted to recapture amounts previously waived or reimbursed by the manager to the portfolio during the same fiscal year if the portfolio’s total annual operating expenses have fallen to a level below the expense cap shown in the each portfolio’s Prospectus. In no case will the manager recapture any amount that would result, on any particular fund business day, in a portfolio’s total annual operating expenses exceeding the expense cap.

Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund or class or the acquisition of all or substantially all of the assets of another fund or class, (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class (except to the extent relating to routine items such as the election of Trustees or the approval of the independent registered public accounting firm) and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of the portfolios pursuant to a written agreement (as amended, the “Distribution Agreement”).

Under the Distribution Agreement, the distributor is appointed as principal underwriter and distributor in connection with the offering and sale of shares of the portfolios. The distributor offers the shares on an agency or “best efforts” basis under which a portfolio issues only the number of shares actually sold. Shares of the portfolios are continuously offered by the distributor.

The Distribution Agreement is renewable from year to year with respect to the portfolios if approved (a) by the Board or by a vote of a majority of the portfolio’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

The Distribution Agreement is terminable with respect to a portfolio without penalty by the Board or by vote of a majority of the outstanding voting securities of the portfolio, or by the distributor, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Distribution Agreement will automatically and immediately terminate in the event of its assignment.

LMIS may be deemed to be an underwriter for purposes of the 1933 Act. Dealer reallowances are described in the portfolios’ Prospectuses.

LMPFA, LMIS, their affiliates and their personnel have interests in promoting sales of the Legg Mason Funds, including remuneration, fees and profitability relating to services to and sales of the portfolios. Employees of LMPFA, LMIS or their affiliates (including wholesalers registered with LMIS) may receive additional compensation related to the sale of individual Legg Mason Funds or categories of Legg Mason Funds. LMPFA, the subadvisers, and their advisory or other personnel may also benefit from increased amounts of assets under management.

Financial intermediaries, including broker/dealers, investment advisers, financial consultants or advisers, mutual fund supermarkets, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a portfolio, also may benefit from the sales of shares of the Legg Mason Funds. For example, in connection with such sales, financial intermediaries may receive compensation from a portfolio (with respect to the fund as a whole or a particular class of shares) and/or from LMPFA, LMIS, and/or their affiliates, as further described below. The structure of these compensation arrangements, as well as the amounts paid under such arrangements, vary and may change from time to time. In addition, new compensation arrangements may be negotiated at any time. The compensation arrangements described in this section are not mutually exclusive, and a single financial intermediary may receive multiple types of compensation.

LMIS has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from sales charges, if any, paid by fund shareholders and from Rule 12b-1 Plan fees paid to LMIS by the fund. These financial intermediaries then pay their employees or associated persons who sell fund shares from the sales charges and/or fees they receive. The financial intermediary, and/or its employees or associated persons may receive a payment when a sale is made and will, in most cases, continue to receive ongoing payments while you are invested in a portfolio. In other cases, LMIS may retain all or a portion of such fees and sales charges.

In addition, LMIS, LMPFA and/or certain of their affiliates may make additional payments (which are often referred to as “revenue sharing” payments) to the financial intermediaries from their past profits and other available sources, including profits from their relationships with a portfolio. Revenue sharing payments are a form of compensation paid to a financial intermediary in addition to the sales charges paid by fund shareholders or Rule 12b-1 Plan fees paid by the fund. LMPFA, LMIS and/or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial services firms.

Revenue sharing arrangements are intended, among other things, to foster the sale of portfolio shares and/or to compensate financial services firms for assisting in marketing or promotional activities in connection with the sale of portfolio shares. In exchange for revenue sharing payments, LMPFA and LMIS generally expect to receive the opportunity for a portfolio to be sold through the financial intermediaries’ sales forces or to have access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. To the extent that financial intermediaries receiving revenue sharing payments sell more shares of a portfolio, LMPFA and LMIS and/or their affiliates benefit from the increase in portfolio assets as a result of the fees they receive from the portfolio.

Revenue sharing payments are usually calculated based on a percentage of portfolio sales and/or portfolio assets attributable to a particular financial intermediary. Payments may also be based on other criteria or factors such as, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. In addition, LMIS, LMPFA and/or certain of their affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the portfolios on a financial intermediary’s systems, participation or attendance at a financial intermediary’s meetings, or for other reasons. In addition, LMIS, LMPFA and/or certain of their affiliates may pay certain education and training costs of financial intermediaries (including, in some cases, travel expenses) to train and educate the personnel of the financial intermediaries. It is likely that financial intermediaries that execute portfolio transactions for the portfolios will include those firms with which LMPFA, LMIS and/or certain of their affiliates have entered into revenue sharing arrangements.

Each portfolio generally pays the transfer agent for certain recordkeeping and administrative services. In addition, the portfolios may pay financial intermediaries for certain recordkeeping, administrative, sub-accounting and networking services. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by a portfolio’s transfer agent. Administrative fees may be paid to a firm that undertakes, for example, shareholder communications on behalf of a portfolio. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (“NSCC”). These payments are generally based on either (1) a percentage of the average daily net assets of portfolio shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial intermediary. LMIS, LMPFA and/or their affiliates may make all or a portion of these payments.

In addition, the portfolios reimburse LMIS for NSCC fees that are invoiced to LMIS as the party to the agreement with NSCC for the administrative services provided by NSCC to the portfolios and their shareholders. These services include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the portfolios and their shareholders.

If your portfolio shares are purchased through a retirement plan, LMIS, LMPFA or certain of their affiliates may also make similar payments to those described in this section to the plan’s recordkeeper or an affiliate.

Revenue sharing payments, as well as the other types of compensation arrangements described in this section, may provide an incentive for financial intermediaries and their employees or associated persons to recommend or sell shares of a portfolio to customers and in doing so may create conflicts of interest between the firms’ financial interests and the interests of their customers. Please contact your financial intermediary for details about any payments it (and its employees) may receive from a portfolio and/or from LMIS, LMPFA and/or their affiliates. You should review your financial intermediary’s disclosure and/or talk to your broker/dealer or financial intermediary to obtain more information on how this compensation may have influenced your broker/dealer’s or financial intermediary’s recommendation of the portfolios.

Dealer Commissions and Concessions

From time to time, a portfolio’s distributor or the manager, at its expense, may provide compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the portfolio or a managed account strategy of which the portfolio is part. Such concessions provided by a portfolio’s distributor or the manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more portfolios, and/or other dealer-sponsored events. From time to time, a portfolio’s distributor or manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by applicable laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the portfolios. State Street, among other things, maintains a custody account or accounts in the name of the portfolios, receives and delivers all assets for the portfolios upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the portfolios and makes disbursements on behalf of the portfolios. State Street neither determines the portfolio’s investment policies, nor decides which securities the portfolio will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. A portfolio may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the portfolios’ securities lending agent and in that case would receive a share of the income generated by such activities.

BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts, 01581, serves as the portfolios’ transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the portfolios, handles certain communications between shareholders and the portfolios and distributes dividends and distributions payable by the portfolios. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the portfolios during the month and is reimbursed for out-of-pocket expenses.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust and the portfolios.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

[•], an independent registered public accounting firm located at                                 , has been selected to audit and report upon each portfolio’s financial statements and financial highlights for the fiscal year ending December 31, 2015.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the portfolios, the manager, the subadviser and Western Asset and the distributor have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the portfolios. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict or the abuse of an employee’s position of trust and responsibility.

Copies of the codes of ethics of the portfolios, the manager, the subadviser and Western Asset, and the distributor are on file with the SEC.

Proxy Voting Guidelines and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager, the Board has delegated proxy voting discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the portfolios, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the portfolios. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the portfolios, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the portfolios as required for the portfolios to comply with applicable rules under the 1940 Act.

The subadviser’s proxy voting policies and procedures govern in determining how proxies relating to the portfolios’ securities are voted, a copy of which is attached as Appendix B to this SAI. Information regarding how each portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-721-1926, (2) on the portfolios’ website at http://www.leggmason.com/individualinvestors and (3) on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF THE PORTFOLIOS

Investment in the Trust is available only to owners of either VA contracts or VLI policies issued by Participating Insurance Companies through their separate accounts and certain qualified plans. It is possible that in the future it may become disadvantageous for both VA contracts and VLI policies separate accounts to be invested simultaneously in a portfolio. However, the Trust does not currently foresee any disadvantages to the owners of the different Policies which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each Participating Insurance Company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of portfolio shares by one or more of the Participating Insurance Company separate accounts which fund these contracts, which could have adverse consequences to a portfolio. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by owners of VA contracts and those given by owners of VLI policies. If the Board were to conclude that separate series of the Trust should be established for VA contracts and VLI policies, each Participating Insurance Company would bear the attendant expenses. Should this become necessary, Policyholders would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

PURCHASE OF SHARES

Each portfolio offers its shares of beneficial interest on a continuous basis. Investors should read this SAI and each portfolio’s Prospectus, along with the Policy prospectus.

Shares of each portfolio are offered to separate accounts at their NAV next determined after receipt of an order by a Participating Insurance Company or a qualified retirement or pension plan. The offering of shares of a portfolio may be suspended from time to time and the portfolios reserve the right to reject any purchase order.

Sales Charges and Surrender Charges

The portfolios do not assess any sales charges, either when investors purchase or when investors redeem shares of a portfolio. Surrender charges may be assessed under the Policies, as described in the applicable Policy prospectus. Mortality and expense risk fees and other charges are also described in those prospectuses.

REDEMPTION OF SHARES

The portfolios will redeem their shares presented by the separate accounts and qualified plans for redemption.

Redemption payments shall be made wholly in cash unless the Board believes that economic conditions exist that would make such a practice detrimental to the best interests of a portfolio and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under “Share price” in a portfolio’s Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

VALUATION OF SHARES

The NAV per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Please see each portfolio’s Prospectus for a description of the procedures used by a portfolio in valuing its assets.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for the portfolios’ portfolio decisions and the placing of the portfolios’ portfolio transactions and Western Asset manages the portion of the portfolios’ cash and short-term instruments allocated to it.

Decisions to buy and sell investments in the underlying funds are made by the underlying funds’ investment advisers, subject to the overall supervision and review of the boards.

The cost of securities purchased from underwriters includes an underwriting commission, concession or a net price. Debt securities purchased and sold by a portfolio generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and selling the security at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agents. A portfolio will pay a spread or commission in connection with such transactions. Commissions are negotiated with brokers on such transactions. The aggregate brokerage commissions paid by the fund for the three most recent fiscal years are set forth below under “Aggregate Brokerage Commissions Paid.”

Pursuant to each Subadvisory Agreement, the subadviser is authorized to place orders pursuant to its investment determinations for a portfolio either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to the portfolio and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer that provides such brokerage and research services a commission for executing a portfolio transaction for a portfolio which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the subadviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the subadviser in the investment decision making process may be paid in commission dollars. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a portfolio’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the subadviser by brokers that effect securities transactions for a portfolio may be used by the subadviser in servicing other investment companies and accounts which the subadviser manages. Similarly, research services furnished to the subadviser by brokers that effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing a portfolio. Not all of these research services are used by the subadviser in managing any particular account, including the portfolios.

For the fiscal year ended December 31, 2014, the portfolios did not pay commissions or direct brokerage transactions related to research services.

The portfolios contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through “affiliated broker/dealers,” as defined in the 1940 Act. The portfolios’ Board has adopted procedures in accordance with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate.

Aggregate Brokerage Commissions Paid

For the fiscal years ended December 31, 2014, December 31, 2013 and December 31, 2012, the portfolios paid aggregate brokerage commissions as set forth in the table below.

Portfolio	12/31/2012 ($)	12/31/2013 ($)	12/31/2014 ($)
Growth	0	0	[	]
Moderate Growth	0	0	[	]
Conservative Growth	0	0	[	]

For the fiscal years ended December 31, 2014, December 31, 2013 and December 31, 2012, the portfolios did not pay any brokerage commissions to LMIS or its affiliates. For the fiscal year ended December 31, 2012, the portfolios did not pay any underwriting discounts or commissions; compensation on redemptions and repurchases; or other compensation to LMIS or its affiliates other than that disclosed elsewhere in this SAI.

In certain instances there may be securities that are suitable as an investment for a portfolio as well as for one or more of the other clients of the subadviser. Investment decisions for the portfolios and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a portfolio. When purchases or sales of the same security for a portfolio and for other funds managed by the subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

As of December 31, 2014, none of the portfolios held securities issued by their regular brokers or dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

The portfolios’ Board has adopted policies and procedures (the “policy”) developed by the manager with respect to the disclosure of a portfolio’s portfolio securities and any ongoing arrangements to make available information about the portfolio’s portfolio securities. The manager believes the policy is in the best interests of each portfolio and its shareholders and that it strikes an appropriate balance between the desire of investors for information about portfolio holdings and the need to protect funds from potentially harmful disclosures.

General rules/Website disclosure

The policy provides that information regarding a portfolio’s portfolio holdings may be shared at any time with employees of the manager, a portfolio’s subadviser and other affiliated parties involved in the management, administration or operations of the portfolio (referred to as fund-affiliated personnel). With respect to non-money market funds, a portfolio’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel (i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the portfolios’ Internet site that is accessible by the public, or through public release by a third party vendor.

The portfolios currently disclose their complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the portfolio).

Ongoing arrangements

Under the policy, a portfolio may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A portfolio may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the portfolios, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a portfolio’s portfolio securities will be reviewed at least annually by the portfolio’s board.

Set forth below is a list, as of December 1, 2014, of those parties with whom the manager, on behalf of each portfolio, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for each portfolio. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
1919 Investment Counsel, LLC	Daily	None

Bloomberg AIM	Daily	None

Bloomberg L.P.	Daily	None

Bloomberg Portfolio Analysis	Daily	None

Brown Brothers Harriman	Daily	None

Charles River	Daily	None

Emerging Portfolio Fund Research, Inc. (EPFR), an Informa Company	Monthly	None

Enfusion Systems	Daily	None

ENSO LP	Daily	None

eVestment Alliance	Quarterly	8-10 Days

EZE Order Management System	Daily	None

FactSet	Daily	None

Institutional Shareholder Services (Proxy Voting Services)	Daily	None

ITG	Daily	None

Middle Office Solutions, LLC	Daily	None

Morningstar	Daily	None

Recipient	Frequency	Delay Before Dissemination
NaviSite, Inc.	Daily	None

State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

SunGard/Protegent (formerly Dataware)	Daily	None

Star Compliance	Daily	None

The Bank of New York Mellon	Daily	None

The Northern Trust Company	Daily	None

Thomson	Semi-annually	None

Thomson Reuters	Daily	None

Portfolio holdings information for a portfolio may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Broadridge	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

DST International plc (DSTi)	Daily	None

Electra Information Systems	Daily	None

Fidelity	Quarterly	5 Business Days

Fitch	Monthly	6-8 Business Days

Frank Russell	Monthly	1 Day

Glass Lewis & Co.	Daily	None

Informa Investment Solutions	Quarterly	8-10 Days

Interactive Data Corp	Daily	None

Liberty Hampshire	Weekly and Month End	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

SunTrust	Weekly and Month End	None

Excluded from the lists of ongoing arrangements set forth above are ongoing arrangements where either (i) the disclosure of portfolio holdings information occurs concurrently with or after the time at which the portfolio holdings information is included in a public filing with the SEC that is required to include the information, or (ii) a portfolio’s portfolio holdings information is made available no earlier than the day next following the day on which the portfolio makes the information available on its website, as disclosed in the portfolio’s prospectus. The approval of the portfolios’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.

Release of limited portfolio holdings information

In addition to the ongoing arrangements described above, a portfolio’s complete or partial list of holdings (including size of positions) may be released to another party on a one-time basis, provided the party receiving the information has executed a non-disclosure and confidentiality agreement and provided that the specific release of information has been approved by the portfolio’s Chief Compliance Officer or designee as consistent with the policy. By way of illustration and not of limitation, release of non-public information about a portfolio’s portfolio holdings may be made (i) to a proposed or potential adviser or subadviser or other investment manager asked to provide investment management services to the portfolio, or (ii) to a third party in connection with a program or similar trade.

In addition, the policy permits the release to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel of limited portfolio holdings information in other circumstances, including:

1. A portfolio’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A portfolio’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by an investment professional (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. A portfolio’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6. A small number of a portfolio’s portfolio holdings (including information that the portfolio no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the portfolio and is not contrary to law.

7. A portfolio’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Exceptions to the policy

A portfolio’s Chief Compliance Officer, or designee, may, as is deemed appropriate, approve exceptions from the policy. Exceptions are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to each portfolio’s board.

Limitations of policy

The portfolios’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the manager or a subadviser may manage accounts other than a portfolio that have investment objectives and strategies similar to those of the portfolio. Because these accounts, including a portfolio, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or a subadviser may be able to infer the portfolio holdings of the portfolio from the portfolio holdings in that investor’s account.

THE TRUST

The certificate of trust to establish Legg Mason Partners Variable Equity Trust (referred to in this section as the “Trust”) was filed with the State Department of Assessments and Taxation of Maryland on October 4, 2006. As of April 30, 2007, the portfolios were redomiciled as series of the Trust. Prior thereto, the portfolios were series of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust. Prior to the reorganization of the portfolios as series of Legg Mason Partners Variable Portfolios IV, the portfolios were series of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation.

The Trust is a Maryland statutory trust. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the statutory trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust (referred to in this section as the “declaration”). Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees of the Trust (the Trustees) without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

Each portfolio is not required to hold an annual meeting of shareholders, but a portfolio will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.

The Trust offers its shares only for purchase by insurance company separate accounts and certain qualified plans. Thus, the insurance companies are technically the shareholders of the Trust and, under the 1940 Act, are deemed to be in control of the Trust. Nevertheless, with respect to any Trust shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Trust in accordance with the procedures set forth in the prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received. As a result of proportionate voting, the votes of a small number of contract holders could determine the matter being voted upon.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust, or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

A portfolio may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the Prospectus of a portfolio, when issued, will be fully paid and non-assessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A portfolio may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a portfolio with identification required by law, or if the portfolio is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to a portfolio information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a portfolio may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that a portfolio may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the portfolio to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

Each share of a portfolio, as a series of the Trust, represents an interest in the portfolio only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

The Declaration provides that shareholders are not personally liable for the obligations of a portfolio and requires the portfolio to indemnify a shareholder against any loss or expense arising from any such liability. A portfolio will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The Declaration limits a Trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a portfolio or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the portfolios, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the portfolios’ costs, including attorneys’ fees.

The Declaration further provides that a portfolio shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the portfolio is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or a portfolio be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the fullest extent permitted by law.

TAXES

The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Tax Treatment of the Portfolios

Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a fund-wide) basis.

Each portfolio intends to qualify separately each taxable year as a “regulated investment company” under Subchapter M of the Code. To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio’s taxable year, (i) at least 50% of the market value of the portfolio’s assets is represented by cash, securities of other regulated investment companies (including the underlying funds and many Exchange Traded Funds), U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Underlying fund investments in partnerships, including in qualified publicly traded partnerships, may result in an underlying fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided the portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each separate account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

A portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If a portfolio should fail to comply with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter.

The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at NAV and are includable in gross income of the separate accounts holding such shares. Tax designations associated with such distributions such as the pass through of the dividends-received deduction will inure to the benefit of the separate accounts and the participating insurance companies, not to the contract owner, under the applicable tax rules. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to certain assets of the portfolio if it had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contract would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if the portfolio requalified as a regulated investment company.

Distributions of an underlying fund’s investment company taxable income including short-term capital gains from its current and accumulated earnings and profits (“regular dividends”) are generally taxable as ordinary income and cannot be offset by capital losses of the portfolios. Distributions of the excess of an underlying fund’s net long-term capital gain over its net short-term capital loss, which are properly reported as “capital gain dividends,” are taxable as long-term capital gain to a portfolio that invests in the fund, regardless of how long the portfolio has held the fund’s shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, a portfolio generally will realize a capital gain or loss, which will be long-term or short-term, generally depending upon the portfolio’s holding period for the shares. Certain tax rules may cause such sales or dispositions to be recharacterized as dividends by the underlying funds. The portfolios and the underlying funds intend to take the position that redemptions from the underlying funds will be respected as “redemptions” and will not be treated as dividends, but the IRS could disagree and take the position that the portfolios are limited in their ability to recognize losses on redemptions. In addition, losses realized upon redemptions from underlying funds, if preceded or succeeded by reinvestments into the same funds, may result in a substantial number of “wash sales” with deferral for tax purposes, perhaps indefinitely, of such realized losses.

As of December 31, 2014, the portfolios had the following net capital loss carryforwards remaining:

Year of Expiration	Growth ($)	Moderate Growth ($)	Conservative Growth ($)
12/31/2017	0	(2,328,848)	(7,912,229)
12/31/2018	0	(2,103,896)	(2,322,572)

	0	(4,432,744)	(10,234,801)

For taxable years beginning in 2011 or after, capital losses will not be subject to expiration. In the event that the fund were to experience an ownership change as defined under the Code, the fund’s capital loss carryforwards, if any, may be subject to limitation.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), each portfolio will be required to withhold 30% of certain ordinary dividends it pays after June 30, 2014, and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. insurance company that timely provides the certifications required by a portfolio or its agent on a valid IRS Form W-9. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds and certain non-U.S. insurance companies, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service (“IRS”) in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a portfolio or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

The IRS has indicated that an FFI that is subject to the information sharing requirement will need to ensure that it will be identified as FATCA-compliant in sufficient time to allow a portfolio to refrain from withholding beginning on July 1, 2014. A non-U.S. entity that invests in a portfolio will need to provide the portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a portfolio.

Tax Treatment of the Underlying Funds

Each underlying fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the portfolios.

An underlying fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such underlying fund and defer underlying fund losses. These rules could therefore affect the character, amount and timing of distributions to the portfolios and thus to the shareholders. These provisions also (a) will require an underlying fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

An underlying fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such underlying fund.

As a result of entering into swap contracts, an underlying fund may make or receive periodic net payments. An underlying fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). With respect to certain types of swaps, an underlying fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps annually for tax purposes as ordinary income or loss.

An underlying fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which the underlying fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the underlying fund’s investments (including depository receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. An underlying fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a portfolio or an underlying fund may, for a taxable year, defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October foreign currency and PFIC losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when an underlying fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in an underlying fund’s hands. Except with respect to certain situations where the property used by an underlying fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by an underlying fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by an underlying fund for more than one year. In general, an underlying fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Under the “wash sale” rules, losses incurred by an underlying fund on the sale of (or on a contract or option or option to sell) stock or securities are not deductible if, within a 61 day period beginning 30 days before and ending 30 days after the date of the sale, the underlying fund acquires or enters into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by an underlying fund will be adjusted to reflect the disallowed loss.

Dividends or interest on, or proceeds from the sale of, investments in foreign securities held by an underlying fund may be subject to non U.S. withholding taxes. Even if an underlying fund is entitled to seek a refund in respect of such taxes, it may choose not to. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments. If more than 50% of the value of an underlying fund’s assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by its shareholders (including the portfolios) that own its shares. Such a portfolio would then be required to include its proportionate share of the electing fund’s foreign income and related foreign taxes in income even if the portfolio does not receive the amount representing foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. The portfolio itself may likewise elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolios may have the option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time an underlying fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the underlying fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the underlying fund were to elect otherwise.

If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains. If any underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amount would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the underlying fund and, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service. By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each underlying fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contracts and Plans

Because shares of a portfolio may only be purchased through variable contracts and plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the variable contracts or plans. For information regarding the tax treatment of distributions from the variable contracts and plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

A portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If a portfolio should fail to comply with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders and would remain subject to taxation as ordinary income thereafter.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios and their investors. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

FINANCIAL STATEMENTS

The audited financial statements of the portfolios (Statements of Assets and Liabilities, including the Schedules of Investments as of December 31, 2014, Statements of Operations for the year ended December 31, 2014, Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 2014, Financial Highlights for each of the years in the five-year period ended December 31, 2014, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm, each of which is included in the Annual Report to Shareholders of the portfolios), are incorporated by reference into this SAI (filed on [•], 2015, Accession Number 0001193125-            ).

APPENDIX A

DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings a subsidiary of the McGraw-Hill Companies, Inc. and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal and Tax Exempt Ratings:

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale. (Please refer to Corporate Equivalent Ratings under Policies and Procedures.)

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Municipal Long-Term Rating Definitions:

Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa—Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal Short-Term Debt And Demand Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels—“MIG 1” through “MIG 3.” In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Investors Service, Inc.’s Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/ VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody’s Investors Service, Inc.’s Short-Term Prime Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment —capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA—An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial obligations is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment.

C—A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpay-ment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D—An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (—): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the major rating categories.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings of Notes:

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

— Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Short-Term Issue Credit Ratings:

A-1—Short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2—Short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—Short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date. Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings of Commercial Paper:

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1—This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3—Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B—Issues rated “B” are regarded as having only speculative capacity for timely payment.

C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Description of Standard & Poor’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1+”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, “SP-1+/A-1+”).

Description of Fitch Ratings International Long-Term Credit Ratings:

International Long-Term Credit Ratings (“LTCR”) may also be referred to as “Long-Term Ratings.” When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings.

Investment Grade

AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB—Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, “B” ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “R1” (outstanding).

CCC—For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “R2” (superior), or “R3” (good) or “R4” (average).

CC—For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “R4” (average) or “R5” (below average).

C—For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “R6” (poor).

RD—Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D—Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (i) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (ii) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (iii) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the “B” or “CCC-C” categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Description of Fitch Ratings International Short-Term Credit Ratings:

International Short-Term Credit Ratings may also be referred to as “Short-Term Ratings.” The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1—Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3—Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B—Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D—Default. Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Fitch Ratings International Long-Term and Short-Term Credit Ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC,” or to Short-term ratings other than “F1.” (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

“PIF”: Paid-in-Full; denotes a security that is paid-in-full, matured, called, or refinanced.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

QS LEGG MASON GLOBAL ASSET ALLOCATION, LLC

Proxy Voting Policy

Introduction

Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by QS LMGAA. In addition, QS LMGAA’s Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by QS LMGAA.

Responsibilities

Proxy votes are the property of QS LMGAA’s advisory clients.1 As such, QS LMGAA’s authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. QS LMGAA has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes QS LMGAA’s advisory clients’ proxies in accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, QS LMGAA’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, QS LMGAA will notify and direct ISS to carry out those instructions. Where no specific instruction exists, QS LMGAA will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct QS LMGAA to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client. Clients may in certain instances contract with their custodial agent and notify QS LMGAA that they wish to engage in securities lending transactions. QS LMGAA will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

QS LMGAA works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of QS LMGAA’s clients. In addition to proxy voting services provided by ISS, QS LMGAA has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the “Guidelines”) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to QS LMGAA upon implementation.

While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, QS LMGAA and our clients retain the right to instruct ISS to vote differently.

[1]

For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which QS LMGAA serves as investment adviser or sub-adviser; for which QS LMGAA votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

Underlying Funds

Certain QS LMGAA client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (“Underlying Funds”). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that QS LMGAA has proxy voting authority with respect to shares, units or interests in Underlying Funds, QS LMGAA shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

QS LMGAA’s proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds.

Manager of Manager Arrangements

QS LMGAA advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (“Underlying Managers”). In such arrangements, QS LMGAA generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing QS LMGAA’s proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of QS LMGAA clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at QS LMGAA’s discretion. Clients may also obtain information on how their proxies were voted by QS LMGAA as required by law and otherwise at QS LMGAA’s discretion; however, QS LMGAA must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

QS LMGAA will review ISS’s Guidelines as necessary to support the best economic interests of QS LMGAA’s clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of QS LMGAA’s clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by QS LMGAA or an affiliate of QS LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. QS LMGAA may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with QS LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), QS LMGAA will vote such proxies in accordance with the general fiduciary principles set forth above; provided that QS LMGAA: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by QS LMGAA’s Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, QS LMGAA may determine that it is in the best economic interests of its clients not to vote certain proxies. QS LMGAA will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue; and

•	QS LMGAA cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;

•	Meeting notice was not received with adequate time for processing; or

•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

QS LMGAA seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of QS LMGAA;

•	The issuer is a material business partner of QS LMGAA; or

•	An employee, or an immediate family member of an employee, of QS LMGAA serves as an officer or director of the issuer.

QS LMGAA believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to QS LMGAA by ISS.

As a general matter, QS LMGAA takes the position that relationships between a non-QS LMGAA Legg Mason business unit and an issuer do not present a conflict of interest for QS LMGAA in voting proxies with respect to such issuer because QS LMGAA operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between QS LMGAA and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to QS LMGAA by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to QS LMGAA for input or a voting decision, QS LMGAA will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of QS LMGAA’s clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of QS LMGAA without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of QS LMGAA (and within QS LMGAA only on a need to know basis).

Conflict Review Procedures: For items that are referred to QS LMGAA from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if QS LMGAA or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, QS LMGAA’s decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a QS LMGAA advisory client regarding the vote at issue.

[2]	Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance.

If notified that QS LMGAA has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients. If notified that certain individuals should be recused from the proxy vote at issue, QS LMGAA shall do so in accordance with the procedures set forth below.

Note: Any QS LMGAA employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of QS LMGAA that identifies itself as a QS LMGAA advisory client, has: (i) requested that QS LMGAA vote a particular proxy in a certain manner; (ii) attempted to influence QS LMGAA in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

Compliance will determine whether anyone should be recused from the proxy voting process, or whether QS LMGAA should seek instructions as to how to vote the proxy at issue if time permits, from the affected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any QS LMGAA employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a QS LMGAA advisory client to influence, how QS LMGAA votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to QS LMGAA if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

QS LMGAA has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

QS LMGAA will retain records of client requests for proxy voting information and any written responses thereto provided by QS LMGAA, and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

QS LMGAA also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to QS LMGAA’s investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

QS LMGAA will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A copy of each proxy statement received by QS LMGAA;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether QS LMGAA cast its vote on the matter;

•	How QS LMGAA cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether QS LMGAA cast its vote for or against management.

In lieu of keeping copies of proxy statements, QS LMGAA may rely on proxy statements filed on the EDGAR system. QS LMGAA also may rely on third party records of proxy statements and votes cast by QS LMGAA if the third party provides an undertaking to QS LMGAA to provide such records promptly upon request.

PART C

OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 333-91278 and 811-21128).

(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 11 as filed on April 27, 2007 (“Post-Effective Amendment No. 11”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44 as filed on August 31, 2011 (“Post-Effective Amendment No. 44”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 as filed on September 7, 2007 (“Post-Effective Amendment No. 12”).

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of November 12, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 as filed on November 13, 2009 (“Post-Effective Amendment No. 26”).

(5) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

(6) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

(8) Amended and Restated Designation of Classes effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

(9) Amended and Restated Designation of Series effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61 as filed on February 7, 2014 (“Post-Effective Amendment No. 61”).

(10) Amended and Restated Designation of Classes effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

(11) Amended and Restated Designation of Series effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

(12) Amended and Restated Designation of Classes effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

(13) Amended and Restated Designation of Series effective as of May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 73 as filed on September 9, 2014 (Post-Effective Amendment No. 73”).

(14) Amended and Restated Designation of Classes effective as of May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 73.

(15) Amended and Restated Designation of Series effective as of February 3, 2015 is filed herewith.

(16) Amended and Restated Designation of Classes effective as of February 3, 2015 is filed herewith.

(b)(1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 11.

(2) The Registrant’s Amended and Restated By-Laws dated August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Variable Equity Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)(1) Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Appreciation Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(3)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(4)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental Value Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(5)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Large Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(7)	Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(8)	Form of Amended Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17 as filed on April 4, 2008 (“Post-Effective Amendment No. 17”).

(9)	Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(10)	Form of Amended Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(11)	Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(12)	Form of Amended Management Agreement between the Registrant, on behalf of QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(13)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Mid Cap Core Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(14)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Small Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(15)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Variable Social Awareness Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(16)	Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), and LMPFA, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45 as filed on November 14, 2011 (“Post-Effective Amendment No. 45”).

(17)	Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (formerly, ClearBridge Advisors, LLC) (“ClearBridge”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(18)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(19)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(20)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental Value Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(21)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(22)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(23)	Form of Subadvisory Agreement between LMPFA and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) (formerly known as Legg Mason Global Asset Allocation, LLC), regarding QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(24)	Form of Subadvisory Agreement between LMPFA and QS LMGAA, regarding QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(25)	Form of Subadvisory Agreement between LMPFA and QS LMGAA, regarding QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(26)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Core Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(27)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(28)	Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(29)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(30)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Appreciation Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(31)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Equity Income Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(32)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(33)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(34)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Value Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(35)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Mid Cap Core Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(36)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Small Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(37)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(38)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(39)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(40)	Form of Subadvisory Agreement between LMPFA and QS LMGAA, regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

(41)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

(42)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55 as filed on April 22, 2013 (“Post-Effective Amendment No. 55”).

(43)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Aggressive Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(44)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(45)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Equity Income Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(46)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(47)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(48)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Core Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(49)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(50)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated February 6, 2013, is incorporated herein by reference to Post-Effective Amendment No. 55.

(51)	Schedule A to Subadvisory Agreement between LMPFA and LMIC, regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated February 6, 2013, is incorporated herein by reference to Post-Effective Amendment No. 55.

(52)	Form of Management Agreement between the Registrant, on behalf of Permal Alternative Select VIT Portfolio, and Permal Asset Management LLC (“Permal”) is incorporated herein by reference to Post-Effective Amendment No. 70 as filed on May 30, 2014 (“Post-Effective Amendment No. 70”).

(53)	Form of Subadvisory Agreement between Permal and Apex Capital, LLC (“Apex”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(54)	Form of Subadvisory Agreement between Permal and Atlantic Investment Management Inc. (“Atlantic”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(55)	Form of Subadvisory Agreement between Permal and River Canyon Fund Management LLC (“River Canyon”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(56)	Form of Subadvisory Agreement between Permal and TT International (“IT International”), with respect to Permal Alternative Select VIT Portfolio, dated May 30, 2014, is incorporated herein by reference to Post-Effective Amendment No. 70.

(57)	Form of Trading Agreement between BH-DG Systematic Trading LLP, with respect to Permal Alternative Select VIT Portfolio, dated May 30, 2014, is incorporated herein by reference to Post-Effective Amendment No. 70.

(58)	Form of Administration Agreement between the Registrant and LMPFA, with respect to Permal Alternative Select VIT Portfolio, dated May 30, 2014, is incorporated herein by reference to Post-Effective Amendment No. 70.

(e)(1) Form of Distribution Agreement dated December 1, 2008 between Registrant and Legg Mason Investor Services, LLC (“LMIS”), is incorporated herein by reference to Post-Effective Amendment No. 23 as filed on February 13, 2009 (“Post-Effective Amendment No. 23”).

(2) Appendix A, amended and restated as of September 9, 2014, to the Distribution Agreement with LMIS is filed herewith.

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6 as filed on January 26, 2007 (“Post-Effective Amendment No. 6”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(3) Form of Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 73.

(5) Custodian Services Agreement with State Street, dated October 5, 2012 is filed herewith.

(6) Fund Accounting Services Agreement with State Street, dated October 5, 2012 is filed herewith.

(h)(1) Transfer Agency and Services Agreement, between each series of the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is filed herewith.

(2) License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.

(3) Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.

(4) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(5) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%), QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%) and QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on April 4, 2008.

(7) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on April 25, 2011.

(8) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 45.

(9) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees is incorporated herein by reference to Post-Effective Amendment No. 63 as filed on April 21, 2014 (“Post-Effective Amendment No. 63”).

(10) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(11) Form of Participation Agreement regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(3) Opinion and Consent of Bingham McCutchen LLP regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.

(4) Opinion and Consent of Venable LLP as to legality of the series of shares being registered regarding Legg Mason Dynamic Multi-Strategy VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 44.

(5) Opinion and Consent of Venable LLP as to legality of the series of shares being registered regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 61.

(j) To be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio; ClearBridge Variable Appreciation Portfolio; ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio); ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio); ClearBridge Variable Large Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio); ClearBridge Variable Large Cap Growth Portfolio; QS Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Variable Lifestyle Allocation 85%); QS Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Variable Lifestyle Allocation 70%); QS Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Variable Lifestyle Allocation 50%); ClearBridge Variable Mid Cap Core Portfolio; ClearBridge Variable Small Cap Growth Portfolio and Legg Mason Investor Counsel Variable Social Awareness Portfolio, dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13, 2007.

(2) Appendix A, as amended and restated as of September 9, 2014, to the Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 73.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.

(o)(1) Power of Attorney dated November 3, 2011 is incorporated herein by reference to Post-Effective Amendment No. 45.

(2) Power of Attorney dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 55.

(3) Power of Attorney dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Power of Attorney dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 63.

(5) Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 63.

(6) Power of Attorney, effective as of February 3, 2015 is filed herewith.

(p)(1) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and QS LMGAA), is incorporated herein by reference to Post-Effective Amendment No. 44.

(2) Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 73.

(3) Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 63.

(5) Code of Ethics of Permal is incorporated herein by reference to Post-Effective Amendment No. 70.

(6) Code of Ethics of Apex is incorporated herein by reference to Post-Effective Amendment No. 70.

(7) Code of Ethics of Atlantic is incorporated herein by reference to Post-Effective Amendment No. 70.

(8) Code of Ethics of River is incorporated herein by reference to Post-Effective Amendment No. 70.

(9) Code of Ethics of TT International is incorporated herein by reference to Post-Effective Amendment No. 70.

Item 29. Persons Controlled by or under Common Control with Registrant

Permal Alternative Select VIT Portfolio, a series of the Trust, wholly owns and controls the Alternative Select VIT Portfolio Ltd., a company organized under the laws of the Cayman Islands as an exempted company. Permal Alternative Select VIT Portfolio and Alternative Select VIT Portfolio Ltd. file their financial statements on a consolidated basis.

Item 30. Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states requires that, subject to certain exceptions and limitation expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the that extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to Permal Alternative Select VIT Portfolio, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser—Permal Asset Management LLC (“Permal”)

Permal was formed in June 2002 under the laws of the State of Delaware and is a limited liability company. Permal is a wholly-owned subsidiary of Legg Mason. Permal is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Permal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at Permal	Other Positions Held
Isaac R. Souede	Chief Executive Officer and Chairman	None
James. R. Hodge	President, Chief Investment Officer and Director	None
Robert Kaplan	Executive Vice President	None
Judy Tchou	Executive Vice President	None
Karen Hager	Chief Compliance Officer	None
Claude Janssen	Director	None
Peter Mercer	Director	None
Elliot I. Tannenbaum	Director	None

Subadviser — Apex Capital, LLC (“Apex”)

Apex was formed under the laws of the State of California as a limited liability company. Apex is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Apex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Apex pursuant to the Advisers Act (SEC File No. 801-71380).

Subadviser — Atlantic Investment Management, Inc. (“Atlantic”)

Atlantic was formed under the laws of the Delaware as a corporation. Atlantic is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Atlantic, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at Atlantic	Other Positions Held
Bruce Stewart Berger	Chief Compliance Officer and Chief Financial Officer	None
Alexander J. Roepers	President and Chief Investment Officer	None

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC - Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC—General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC—Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; QS Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC –Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; ClearBridge, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; QS Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC –Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. –Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. –Officer- President; Gray Seifert & Company, LLC – Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President

Jeffrey A. Nattans	Director	ClearBridge, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser—QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

QS LMGAA is organized under the laws of the State of Delaware as a limited liability company. QS LMGAA is a wholly-owned subsidiary of Legg Mason. QS LMGAA is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of QS LMGAA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at QS LMGAA	Other Positions Held
Janet C. Campagna	Director and Chief Executive Officer	Chief Executive Officer of QS Investors, LLC

John Kenney	Director	None

Jeffrey A. Nattans	Director	See above under “ClearBridge”

James H. Norman	Director and President	President of QS Investors, LLC

Joseph LaRocque	Director	Director – Legg Mason Asset Management Hong Kong Limited; Director – Legg Mason Asset Management Australia Limited; Director—Legg Mason Asset Management Singapore Pte. Limited; Director – Legg Mason Canada Inc.; Director – Legg Mason International Equities (Hong Kong) Limited; Director – Legg Mason Investments (Ireland) Limited; Director – Legg Mason Investments (Luxembourg) S.A.; Director – Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna; Director - Legg Mason Canada Holdings Ltd.; Director - Brandywine Global Investment Management (Europe) Limited; Director - Brandywine Global Investment Management (Asia) Pte. Ltd.; Director—Legg Mason Investment Counsel & Trust Company, N.A.; Director - QS Batterymarch Financial Management, Inc.; Director - QS Legg Mason Global Asset Allocation, LLC; Director - Legg Mason Investment Counsel, LLC; Director - Legg Mason Investment Funds Limited; Director - Legg Mason Investments (Europe) Limited; Director – Western Asset Management Company Ltd.; Director - Western Asset Management Company Pty. Ltd.

Daniel J. Holman	Chief Operating Officer	Chief Operating Officer of QS Investors, LLC

Steven R. Ducker	Chief Compliance Officer	Chief Compliance Officer of QS Investors, LLC

Thomas G. Rose	Chief Financial Officer	Chief Financial Officer of QS Investors, LLC

Subadviser – River Canyon Fund Management LLC (“River Canyon”)

River Canyon was formed under the laws of the Delaware as a limited liability corporation. River Canyon is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of River Canyon, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at River Canyon	Other Positions Held
Canyon Capital Advisors LLC	Sole Member	None

Mitchell R. Julis	Managing Partner	None

Joshua S. Friedman	Managing Partner	None

John P. Plaga	Chief Financial Officer	None

Douglas A. Anderson	Chief Compliance Officer	None

Jonathan M. Kaplan	General Counsel	None

Subadviser – TT International (“TT International”)

TT International was formed under the laws of the United Kingdom as a partnership. TT International is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of TT International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TT International pursuant to the Advisers Act (SEC File No. 801-45435).

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director	None

Bruce D. Alberts	Chief Financial Officer	None

Brett B. Canon	Director of Risk Management and Operations	None

James J. Flick	Director of Global Client Services and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director

Jeffrey A. Nattans	Director	Legg Mason Capital Management, LLC—Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Investment Counsel & Trust Company, N.A.—Director; LMOBC, Inc.—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Royce & Associates, LLC—Director; ClearBridge Investments, LLC—Director; Permal Group Limited—Director; Legg Mason Private Portfolio Group, LLC—Director; LMOBC, Inc.—Officer—President

F. Barry Bilson	Director	None

Daniel E. Giddings	Assistant Secretary	None

Item 32. Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co-Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902	AML Compliance Officer	None

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Variable Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2)	Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3)	Apex Capital, LLC

25 Orinda Way

Suite 300

Orinda, CA 94653

(4)	Atlantic Investment Management, Inc.

666 Fifth Avenue

34th Floor

New York, NY 10103

(5)	ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(6)	QS Legg Mason Global Asset Allocation, LLC

880 Third Avenue

New York, NY 10022

(7)	Permal Asset Management LLC

900 Third Avenue

New York, NY 10022

(8)	River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, CA 90067

(9)	TT International

Moor House

Level 13

120 London Wall

London EC2Y 5ET

United Kingdom

(10)	c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

(11)	BH-DG Systematic Trading LLP

3rd Floor

10 Grosvenor Street

London W1K 4QB

United Kingdom

With respect to the Registrant’s Custodian:

(12)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(13)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

With respect to the Registrant’s Distributor:

(14)	Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 13th day of February 2015.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of QS Legg Mason Variable Lifestyle Allocation 50%, QS Legg Mason Variable Lifestyle Allocation 70% and QS Legg Mason Variable Lifestyle 85%.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 13, 2015.

Signature	Title

/s/ Kenneth D. Fuller	President, Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller, as Agent

INDEX TO EXHIBITS

Index No.	Description of Exhibit

(a)(15)	Amended and Restated Designation of Series effective as of February 3, 2015

(a)(16)	Amended and Restated Designation of Classes effective as of February 3, 2015

(g)(5)	Custodian Services Agreement with State Street, dated October 5, 2012

(g)(6)	Fund Accounting Services Agreement with State Street, dated October 5, 2012

(o)(6)	Power of Attorney dated February 3, 2015